Schedule of Investments (unaudited) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.0%

Aerospace & Defense — 1.4%
AAR Corp.	4,437	$78,801
Aerojet Rocketdyne Holdings, Inc.(a)	9,632	402,906
AeroVironment, Inc.(a)(b)	2,834	172,761
Astronics Corp.(a)	3,043	27,935
Axon Enterprise, Inc.(a)	7,700	544,929
Cubic Corp.	4,162	171,932
Ducommun, Inc.(a)	1,349	33,523
Kratos Defense & Security Solutions, Inc.(a)	11,862	164,170
Maxar Technologies, Inc.(b)	7,819	83,507
Mercury Systems, Inc.(a)	7,190	512,935
Moog, Inc., Class A	4,052	204,748
National Presto Industries, Inc.	659	46,664
Park Aerospace Corp.	2,399	30,227
Parsons Corp.(a)(b)	2,520	80,539
Triumph Group, Inc.	6,744	45,589
Vectrus, Inc.(a)	1,481	61,328

		2,662,494

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	7,604	139,001
Atlas Air Worldwide Holdings, Inc.(a)	3,145	80,732
Echo Global Logistics, Inc.(a)	3,341	57,064
Forward Air Corp.	3,753	190,090
Hub Group, Inc., Class A(a)	4,219	191,838
Radiant Logistics, Inc.(a)	5,513	21,335

		680,060

Airlines — 0.3%
Allegiant Travel Co.	1,730	141,514
Hawaiian Holdings, Inc.	6,150	64,206
Mesa Air Group, Inc.(a)	3,911	12,867
SkyWest, Inc.	6,558	171,754
Spirit Airlines, Inc.(a)	9,131	117,699

		508,040

Auto Components — 0.8%
Adient plc	11,673	105,874
American Axle & Manufacturing Holdings, Inc.(a)	15,245	55,034
Cooper Tire & Rubber Co.	6,737	109,813
Cooper-Standard Holdings, Inc.(a)	2,270	23,313
Dana, Inc.(b)	19,425	151,709
Dorman Products, Inc.(a)(b)	3,587	198,254
Fox Factory Holding Corp.(a)(b)	4,943	207,606
Gentherm, Inc.(a)	4,406	138,348
LCI Industries(b)	3,248	217,064
Modine Manufacturing Co.(a)	6,578	21,379
Motorcar Parts of America, Inc.(a)(b)	2,527	31,790
Standard Motor Products, Inc.	2,820	117,227
Stoneridge, Inc.(a)	3,352	56,146
Tenneco, Inc., Class A	6,755	24,318
Visteon Corp.(a)	3,717	178,342

		1,636,217

Automobiles — 0.1%
Winnebago Industries, Inc.	4,067	113,103

Banks — 9.0%
1st Constitution Bancorp.	1,123	14,880
1st Source Corp.	1,906	61,812
ACNB Corp.	1,067	32,010
Allegiance Bancshares, Inc.(a)	2,392	57,671
Amalgamated Bank, Class A	1,859	20,114

Security	Shares	Value

Banks (continued)
Amerant Bancorp, Inc.(a)(b)	2,602	$40,045
American National Bankshares, Inc.	1,431	34,201
Ameris Bancorp(b)	8,150	193,644
Ames National Corp.	1,235	25,256
Arrow Financial Corp.	1,669	46,515
Atlantic Capital Bancshares, Inc.(a)	2,850	33,829
Atlantic Union Bankshares Corp.	10,634	232,885
Banc of California, Inc.	5,819	46,552
BancFirst Corp.	2,417	80,655
Bancorp, Inc. (The)(a)	6,694	40,633
BancorpSouth Bank	13,015	246,244
Bank First Corp.	757	42,392
Bank of Commerce Holdings(b)	2,460	19,360
Bank of Marin Bancorp.	1,806	54,180
Bank of NT Butterfield & Son Ltd. (The)	6,886	117,269
Bank of Princeton (The)(b)	734	17,065
Bank7 Corp.(a)(b)	476	3,779
BankFinancial Corp.	1,966	17,320
Bankwell Financial Group, Inc.	917	13,993
Banner Corp.	4,489	148,317
Bar Harbor Bankshares	2,025	34,992
Baycom Corp.(a)	1,265	15,243
BCB Bancorp, Inc.	1,943	20,693
Berkshire Hills Bancorp, Inc.	5,999	89,145
Boston Private Financial Holdings, Inc.	11,065	79,115
Bridge Bancorp, Inc.	2,203	46,615
Brookline Bancorp, Inc.	10,494	118,372
Bryn Mawr Bank Corp.(b)	2,648	75,150
Business First Bancshares, Inc.	1,726	23,301
Byline Bancorp, Inc.(a)	3,108	32,230
C&F Financial Corp.	402	16,040
Cadence BanCorp.	16,231	106,313
Cambridge Bancorp(b)	638	33,176
Camden National Corp.	2,044	64,284
Capital Bancorp, Inc.(a)	1,075	13,459
Capital City Bank Group, Inc.	1,796	36,136
Capstar Financial Holdings, Inc.	1,928	19,068
Carolina Financial Corp.	2,940	76,058
Carter Bank & Trust(a)	3,017	27,696
Cathay General Bancorp.	9,901	227,228
CBTX, Inc.	2,475	43,981
CenterState Bank Corp.	16,049	276,524
Central Pacific Financial Corp.	3,607	57,351
Central Valley Community Bancorp(b)	1,626	21,203
Century Bancorp, Inc., Class A	369	22,967
Chemung Financial Corp.	478	15,764
Citizens & Northern Corp.	1,663	33,260
City Holding Co.	2,120	141,044
Civista Bancshares, Inc.	2,041	30,533
CNB Financial Corp.	1,929	36,400
Coastal Financial Corp.(a)	887	9,322
Codorus Valley Bancorp, Inc.	1,282	20,640
Colony Bankcorp, Inc.	918	11,475
Columbia Banking System, Inc.	9,596	257,173
Community Bank System, Inc.(b)	6,757	397,312
Community Bankers Trust Corp.	2,934	14,230
Community Financial Corp. (The)	631	13,945
Community Trust Bancorp, Inc.	2,058	65,424
ConnectOne Bancorp, Inc.	4,499	60,467
CrossFirst Bankshares, Inc.(a)	5,895	49,518
Customers Bancorp, Inc.(a)	3,896	42,583
CVB Financial Corp.	17,853	357,953
Dime Community Bancshares, Inc.(b)	4,045	55,457
Eagle Bancorp, Inc.(a)(b)	4,241	128,121
Enterprise Bancorp, Inc.(b)	1,148	30,985

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Enterprise Financial Services Corp.	3,098	$86,465
Equity Bancshares, Inc., Class A(a)	2,044	35,259
Esquire Financial Holdings, Inc.(a)	828	12,461
Evans Bancorp, Inc.(b)	678	16,482
Farmers & Merchants Bancorp, Inc.(b)	1,355	35,108
Farmers National Banc Corp.	3,365	39,135
FB Financial Corp.	2,319	45,731
Fidelity D&D Bancorp, Inc.(b)	358	18,265
Financial Institutions, Inc.	2,039	36,987
First Bancorp(b)	3,722	85,904
First BanCorp.	27,587	146,763
First Bancorp, Inc.	1,269	27,918
First Bancshares, Inc. (The)(b)	2,198	41,916
First Bank	2,179	15,122
First Busey Corp.	6,837	116,981
First Business Financial Services, Inc.	1,115	17,283
First Capital, Inc.	423	25,338
First Choice Bancorp(b)	1,381	20,729
First Commonwealth Financial Corp.	13,259	121,187
First Community Bankshares, Inc.	2,334	54,382
First Financial Bancorp(b)	12,566	187,359
First Financial Bankshares, Inc.(b)	17,178	461,058
First Financial Corp.	1,758	59,280
First Financial Northwest, Inc.	1,071	10,753
First Foundation, Inc.	5,059	51,703
First Guaranty Bancshares, Inc.	738	10,649
First Internet Bancorp(b)	1,295	21,264
First Interstate BancSystem, Inc., Class A	5,074	146,334
First Merchants Corp.(b)	7,108	188,291
First Mid Bancshares, Inc.	1,948	46,246
First Midwest Bancorp, Inc.	13,881	183,715
First Northwest Bancorp.	1,103	11,990
First of Long Island Corp. (The)(b)	2,979	51,686
Flushing Financial Corp.(b)	3,641	48,644
FNCB Bancorp, Inc.	2,251	15,554
Franklin Financial Network, Inc.	1,674	34,133
Franklin Financial Services Corp.	541	14,850
Fulton Financial Corp.	21,359	245,415
FVCBankcorp, Inc.(a)	1,570	20,912
German American Bancorp, Inc.(b)	3,281	90,063
Glacier Bancorp, Inc.(b)	11,488	390,649
Great Southern Bancorp, Inc.	1,466	59,226
Great Western Bancorp, Inc.	7,529	154,194
Guaranty Bancshares, Inc.	1,103	25,523
Hancock Whitney Corp.	11,553	225,515
Hanmi Financial Corp.(b)	4,133	44,843
HarborOne Bancorp, Inc.(a)	3,748	28,222
Hawthorn Bancshares, Inc.	722	13,249
HBT Financial, Inc.(a)	1,213	12,773
Heartland Financial USA, Inc.	4,546	137,289
Heritage Commerce Corp.	7,299	55,983
Heritage Financial Corp.	4,855	97,100
Hilltop Holdings, Inc.	9,307	140,722
Home BancShares, Inc.	20,443	245,112
HomeTrust Bancshares, Inc.	2,143	34,117
Hope Bancorp, Inc.	16,056	131,980
Horizon Bancorp, Inc.	4,916	48,472
Howard Bancorp, Inc.(a)	1,869	20,297
IBERIABANK Corp.	6,948	251,240
Independent Bank Corp.	7,317	320,770
Independent Bank Group, Inc.	4,599	108,904
International Bancshares Corp.	7,405	199,046
Investar Holding Corp.	1,325	16,920
Investors Bancorp, Inc.	30,259	241,769
Lakeland Bancorp, Inc.(b)	6,629	71,659

Security	Shares	Value

Banks (continued)
Lakeland Financial Corp.	3,301	$121,312
LCNB Corp.	1,678	21,143
Level One Bancorp, Inc.(b)	774	13,932
Live Oak Bancshares, Inc.	3,380	42,149
Macatawa Bank Corp.	3,277	23,332
Mackinac Financial Corp.	1,132	11,829
MainStreet Bancshares, Inc.(a)	915	15,335
Malvern Bancorp, Inc.(a)	1,026	12,568
Mercantile Bank Corp.	2,155	45,621
Metrocity Bankshares, Inc.(b)	2,114	24,818
Metropolitan Bank Holding Corp.(a)	951	25,610
Mid Penn Bancorp, Inc.(b)	927	18,772
Midland States Bancorp, Inc.(b)	3,002	52,505
MidWestOne Financial Group, Inc.	1,511	31,640
MutualFirst Financial, Inc.	727	20,501
MVB Financial Corp.	1,269	16,180
National Bank Holdings Corp., Class A	3,858	92,206
National Bankshares, Inc.	802	25,584
NBT Bancorp, Inc.	5,660	183,327
Nicolet Bankshares, Inc.(a)(b)	1,245	67,952
Northeast Bank	860	10,028
Northrim BanCorp, Inc.	822	22,194
Norwood Financial Corp.	821	21,921
Oak Valley Bancorp.	869	13,678
OFG Bancorp.	6,834	76,404
Ohio Valley Banc Corp.	517	15,500
Old National Bancorp(b)	22,508	296,881
Old Second Bancorp, Inc.(b)	3,856	26,645
Opus Bank	3,005	52,077
Origin Bancorp, Inc.	2,614	52,934
Orrstown Financial Services, Inc.(b)	1,383	19,044
Pacific Mercantile Bancorp(a)	2,339	11,017
Pacific Premier Bancorp, Inc.	7,740	145,822
Park National Corp.	1,766	137,112
Parke Bancorp, Inc.	1,353	18,252
PCB Bancorp(b)	1,660	16,235
Peapack Gladstone Financial Corp.	2,395	42,990
Penns Woods Bancorp, Inc.(b)	859	20,874
Peoples Bancorp of North Carolina, Inc.	599	12,196
Peoples Bancorp, Inc.(b)	2,356	52,185
Peoples Financial Services Corp.(b)	912	36,243
People’s Utah Bancorp(b)	2,042	39,554
Preferred Bank	1,851	62,601
Premier Financial Bancorp, Inc.	1,798	22,295
Professional Holding Corp., Class A(a)	433	6,906
QCR Holdings, Inc.	2,000	54,140
RBB Bancorp.	2,205	30,253
Red River Bancshares, Inc.(a)	654	24,342
Reliant Bancorp, Inc.	1,447	16,308
Renasant Corp.	7,409	161,813
Republic Bancorp, Inc., Class A	1,275	42,113
Republic First Bancorp, Inc.(a)	5,329	11,671
Richmond Mutual Bancorporation, Inc.(a)	1,765	18,003
S&T Bancorp, Inc.	4,990	136,327
Sandy Spring Bancorp, Inc.	4,539	102,763
SB One Bancorp.	1,132	19,244
Seacoast Banking Corp. of Florida(a)(b)	6,600	120,846
Select Bancorp, Inc.(a)	2,076	15,840
ServisFirst Bancshares, Inc.(b)	6,294	184,540
Shore Bancshares, Inc.	1,707	18,521
Sierra Bancorp.	1,873	32,927
Silvergate Capital Corp., Class A(a)	370	3,530
Simmons First National Corp., Class A(b)	12,471	229,466
SmartFinancial, Inc.(a)	1,683	25,598
South Plains Financial, Inc.(a)(b)	1,349	20,896

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
South State Corp.(b)	4,455	$261,642
Southern First Bancshares, Inc.(a)	986	27,973
Southern National Bancorp of Virginia, Inc.(b)	2,595	25,535
Southside Bancshares, Inc.(b)	4,288	130,312
Spirit of Texas Bancshares, Inc.(a)	1,910	19,749
Stock Yards Bancorp, Inc.	2,738	79,210
Summit Financial Group, Inc.(b)	1,524	32,324
Tompkins Financial Corp.	1,914	137,425
Towne Bank	8,872	160,494
TriCo Bancshares	3,618	107,889
TriState Capital Holdings, Inc.(a)	3,557	34,396
Triumph Bancorp, Inc.(a)	2,903	75,478
Trustmark Corp.	8,527	198,679
UMB Financial Corp.	5,900	273,642
Union Bankshares, Inc.	589	13,253
United Bankshares, Inc.(b)	12,992	299,855
United Community Banks, Inc.(b)	10,415	190,699
United Security Bancshares	2,059	13,178
Unity Bancorp, Inc.	966	11,302
Univest Financial Corp.	3,830	62,506
Valley National Bancorp.	51,607	377,247
Veritex Holdings, Inc.(b)	6,696	93,543
Washington Trust Bancorp, Inc.	1,999	73,083
WesBanco, Inc.	8,625	204,413
West Bancorporation, Inc.	2,109	34,482
Westamerica Bancorp(b)	3,464	203,614

		17,472,424

Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A(a)(b)	1,109	407,624
Celsius Holdings, Inc.(a)	3,655	15,387
Coca-Cola Consolidated, Inc.	620	129,289
Craft Brew Alliance, Inc.(a)	1,547	23,050
MGP Ingredients, Inc.(b)	1,756	47,219
National Beverage Corp.	1,562	66,619
New Age Beverages Corp.(a)	9,763	13,571

		702,759

Biotechnology — 9.2%(a)
89bio, Inc.	377	9,519
Abeona Therapeutics, Inc.	6,663	13,992
ACADIA Pharmaceuticals, Inc.	14,875	628,469
Acceleron Pharma, Inc.	5,959	535,535
Acorda Therapeutics, Inc.(b)	5,787	5,397
Adamas Pharmaceuticals, Inc.	2,917	8,430
ADMA Biologics, Inc.	8,758	25,223
Aduro Biotech, Inc.	8,518	23,339
Adverum Biotechnologies, Inc.	8,311	81,198
Aeglea BioTherapeutics, Inc.	3,531	16,454
Affimed NV	10,323	16,310
Agenus, Inc.	14,144	34,653
AgeX Therapeutics, Inc.(b)	2,802	2,606
Aimmune Therapeutics, Inc.	6,018	86,780
Akcea Therapeutics, Inc.	1,693	24,210
Akebia Therapeutics, Inc.	15,963	121,000
Akero Therapeutics, Inc.	1,073	22,748
Albireo Pharma, Inc.	1,645	26,929
Aldeyra Therapeutics, Inc.	3,410	8,423
Alector, Inc.	4,559	110,009
Allakos, Inc.	2,557	113,761
Allogene Therapeutics, Inc.	5,045	98,075
AMAG Pharmaceuticals, Inc.	4,557	28,162
Amicus Therapeutics, Inc.	33,570	310,187
AnaptysBio, Inc.	3,322	46,940
Anavex Life Sciences Corp.	7,223	22,752

Security	Shares	Value

Biotechnology (continued)
Anika Therapeutics, Inc.	1,836	$53,079
Apellis Pharmaceuticals, Inc.	7,495	200,791
Applied Therapeutics, Inc.	1,056	34,521
Aprea Therapeutics, Inc.	859	29,859
Arcus Biosciences, Inc.	4,422	61,377
Arcutis Biotherapeutics, Inc.	1,352	40,290
Ardelyx, Inc.	8,157	46,373
Arena Pharmaceuticals, Inc.	6,653	279,426
Arrowhead Pharmaceuticals, Inc.	13,234	380,742
Assembly Biosciences, Inc.(b)	3,692	54,752
Atara Biotherapeutics, Inc.	6,965	59,272
Athenex, Inc.(b)	9,224	71,394
Athersys, Inc.	16,463	49,389
Atreca, Inc., Class A	2,233	36,956
Avid Bioservices, Inc.(b)	7,134	36,455
Avrobio, Inc.	3,118	48,516
Axcella Health, Inc.(b)	1,539	5,263
Beam Therapeutics, Inc.	1,597	28,746
Beyondspring, Inc.	1,753	22,456
BioCryst Pharmaceuticals, Inc.	19,752	39,504
Biohaven Pharmaceutical Holding Co. Ltd.	5,642	191,997
BioSpecifics Technologies Corp.(b)	781	44,181
Bioxcel Therapeutics, Inc.	1,008	22,529
Black Diamond Therapeutics, Inc.	1,556	38,822
Blueprint Medicines Corp.	7,062	412,986
Bridgebio Pharma, Inc.	9,889	286,781
Cabaletta Bio, Inc.	799	5,833
Calithera Biosciences, Inc.	7,178	31,870
Calyxt, Inc.	1,254	4,176
CareDx, Inc.	5,556	121,287
CASI Pharmaceuticals, Inc.(b)	6,101	12,446
Castle Biosciences, Inc.(b)	1,243	37,054
Catalyst Pharmaceuticals, Inc.	12,807	49,307
Celcuity, Inc.	879	5,713
Cellular Biomedicine Group, Inc.	1,644	26,008
CEL-SCI Corp.	4,295	49,564
Centogene NV	244	4,880
Checkpoint Therapeutics, Inc.(b)	5,816	8,782
ChemoCentryx, Inc.	5,386	216,409
Chimerix, Inc.	6,499	9,359
Clovis Oncology, Inc.(b)	6,713	42,695
Coherus Biosciences, Inc.	8,368	135,729
Concert Pharmaceuticals, Inc.	3,406	30,109
Constellation Pharmaceuticals, Inc.(b)	2,493	78,355
Corbus Pharmaceuticals Holdings, Inc.(b)	8,897	46,620
Cortexyme, Inc.	1,515	69,099
Crinetics Pharmaceuticals, Inc.	1,489	21,888
Cue Biopharma, Inc.(b)	2,612	37,064
Cyclerion Therapeutics, Inc.(b)	3,184	8,438
Cytokinetics, Inc.(b)	7,404	87,293
CytomX Therapeutics, Inc.	5,910	45,330
Deciphera Pharmaceuticals, Inc.	2,763	113,753
Denali Therapeutics, Inc.	6,854	120,014
Dicerna Pharmaceuticals, Inc.	7,186	132,007
Dynavax Technologies Corp.	10,772	38,025
Eagle Pharmaceuticals, Inc.	1,172	53,912
Editas Medicine, Inc.(b)	6,943	137,680
Eidos Therapeutics, Inc.	1,505	73,730
Eiger BioPharmaceuticals, Inc.	3,155	21,454
Emergent BioSolutions, Inc.	6,035	349,185
Enanta Pharmaceuticals, Inc.(b)	2,486	127,855
Enochian Biosciences, Inc.	1,565	4,695
Epizyme, Inc.	10,256	159,071
Esperion Therapeutics, Inc.	3,372	106,319
Evelo Biosciences, Inc.	1,646	6,181

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Fate Therapeutics, Inc.	8,091	$179,701
FibroGen, Inc.	10,344	359,454
Five Prime Therapeutics, Inc.	4,430	10,056
Flexion Therapeutics, Inc.	4,460	35,100
Forty Seven, Inc.	3,347	319,371
Frequency Therapeutics, Inc.	768	13,678
G1 Therapeutics, Inc.	4,579	50,461
Galectin Therapeutics, Inc.	4,332	8,491
Geron Corp.	26,314	31,314
Global Blood Therapeutics, Inc.	7,652	390,941
GlycoMimetics, Inc.(b)	4,523	10,312
Gossamer Bio, Inc.	5,775	58,616
Gritstone Oncology, Inc.(b)	3,344	19,462
Halozyme Therapeutics, Inc.	17,734	319,035
Harpoon Therapeutics, Inc.	933	10,804
Heron Therapeutics, Inc.	11,187	131,335
Homology Medicines, Inc.	3,277	50,925
Hookipa Pharma, Inc.	1,212	9,999
IGM Biosciences, Inc.	660	37,059
ImmunoGen, Inc.	22,067	75,248
Immunomedics, Inc.	25,073	337,984
Inovio Pharmaceuticals, Inc.(b)	12,529	93,216
Insmed, Inc.	11,725	187,952
Intellia Therapeutics, Inc.(b)	5,258	64,305
Intercept Pharmaceuticals, Inc.	3,347	210,727
Invitae Corp.(b)	11,330	154,881
Iovance Biotherapeutics, Inc.	15,500	463,992
Ironwood Pharmaceuticals, Inc.(b)	20,780	209,670
Jounce Therapeutics, Inc.	2,248	10,678
Kadmon Holdings, Inc.	20,902	87,579
KalVista Pharmaceuticals, Inc.	1,569	12,003
Karuna Therapeutics, Inc.	1,387	99,864
Karyopharm Therapeutics, Inc.	7,817	150,165
Kezar Life Sciences, Inc.	3,709	16,171
Kindred Biosciences, Inc.	4,771	19,084
Kiniksa Pharmaceuticals Ltd., Class A(b)	1,939	30,016
Kodiak Sciences, Inc.	3,707	176,824
Krystal Biotech, Inc.	1,411	61,012
Kura Oncology, Inc.	4,725	47,014
La Jolla Pharmaceutical Co.	2,847	11,957
Lexicon Pharmaceuticals, Inc.	5,737	11,187
Ligand Pharmaceuticals, Inc.	2,285	166,165
Lineage Cell Therapeutics, Inc.	13,380	11,080
LogicBio Therapeutics, Inc.(b)	1,272	6,284
MacroGenics, Inc.	6,448	37,527
Madrigal Pharmaceuticals, Inc.	1,178	78,643
Magenta Therapeutics, Inc.	2,629	16,510
MannKind Corp.	26,308	27,097
Marker Therapeutics, Inc.	3,653	6,941
MediciNova, Inc.(b)	5,798	21,569
MEI Pharma, Inc.	13,005	20,938
MeiraGTx Holdings plc	2,106	28,305
Mersana Therapeutics, Inc.	4,852	28,287
Millendo Therapeutics, Inc.	1,898	10,021
Minerva Neurosciences, Inc.	4,064	24,465
Mirati Therapeutics, Inc.	3,931	302,176
Mirum Pharmaceuticals, Inc.	624	8,736
Molecular Templates, Inc.	2,657	35,312
Momenta Pharmaceuticals, Inc.	15,006	408,163
Morphic Holding, Inc.	1,372	20,141
Mustang Bio, Inc.	3,972	10,645
Myriad Genetics, Inc.	9,492	135,831
Natera, Inc.	8,295	247,689
Neon Therapeutics, Inc.(b)	1,934	5,106
NextCure, Inc.	1,874	69,469

Security	Shares	Value

Biotechnology (continued)
Novavax, Inc.	4,201	$57,050
Oncocyte Corp.	2,841	6,960
Oncternal Therapeutics, Inc., CVR(c)	105	215
OPKO Health, Inc.	50,635	67,851
Organogenesis Holdings, Inc.	1,375	4,441
Oyster Point Pharma, Inc.	751	26,285
Palatin Technologies, Inc.	28,574	12,104
PDL BioPharma, Inc.	14,395	40,594
Pfenex, Inc.	3,784	33,375
PhaseBio Pharmaceuticals, Inc.	1,832	6,064
Pieris Pharmaceuticals, Inc.	6,594	15,034
PolarityTE, Inc.	2,344	2,532
Portola Pharmaceuticals, Inc.	10,104	72,042
Precigen, Inc.	9,776	33,238
Precision BioSciences, Inc.	4,781	28,829
Prevail Therapeutics, Inc.	1,801	21,954
Principia Biopharma, Inc.	2,449	145,422
Progenics Pharmaceuticals, Inc.	11,642	44,240
Protagonist Therapeutics, Inc.(b)	2,580	18,215
Prothena Corp. plc	5,335	57,084
PTC Therapeutics, Inc.	7,964	355,274
Puma Biotechnology, Inc.(b)	4,277	36,098
Ra Pharmaceuticals, Inc.	4,606	221,134
Radius Health, Inc.	6,103	79,339
RAPT Therapeutics, Inc.	267	5,679
REGENXBIO, Inc.	4,375	141,662
Replimune Group, Inc.	1,698	16,929
Retrophin, Inc.	5,634	82,200
REVOLUTION Medicines, Inc.	1,849	40,512
Rhythm Pharmaceuticals, Inc.	3,909	59,495
Rigel Pharmaceuticals, Inc.	22,292	34,776
Rocket Pharmaceuticals, Inc.(b)	4,379	61,087
Rubius Therapeutics, Inc.	4,870	21,671
Sangamo Therapeutics, Inc.	15,538	98,977
Savara, Inc.	4,017	8,516
Scholar Rock Holding Corp.	2,298	27,829
Seres Therapeutics, Inc.	4,950	17,671
Solid Biosciences, Inc.	2,226	5,320
Sorrento Therapeutics, Inc.	18,078	33,264
Spectrum Pharmaceuticals, Inc.	15,116	35,220
Spero Therapeutics, Inc.	1,598	12,912
SpringWorks Therapeutics, Inc.	1,390	37,530
Stemline Therapeutics, Inc.	6,060	29,330
Stoke Therapeutics, Inc.	2,217	50,769
Sutro Biopharma, Inc.	1,452	14,810
Syndax Pharmaceuticals, Inc.	3,192	35,016
Synlogic, Inc.	2,305	3,965
Syros Pharmaceuticals, Inc.	4,666	27,669
TCR2 Therapeutics, Inc.(b)	1,695	13,119
TG Therapeutics, Inc.	11,331	111,497
Tocagen, Inc.(b)	2,703	3,298
Translate Bio, Inc.	4,523	45,094
Turning Point Therapeutics, Inc.	3,686	164,617
Twist Bioscience Corp.	3,453	105,593
Tyme Technologies, Inc.(b)	8,098	8,908
Ultragenyx Pharmaceutical, Inc.	7,208	320,251
UNITY Biotechnology, Inc.	3,788	21,970
UroGen Pharma Ltd.	2,526	45,064
Vanda Pharmaceuticals, Inc.	6,731	69,733
VBI Vaccines, Inc.	18,756	17,818
Veracyte, Inc.	6,290	152,910
Vericel Corp.	6,003	55,048
Viela Bio, Inc.	728	27,664
Viking Therapeutics, Inc.	8,777	41,076
Vir Biotechnology, Inc.	962	32,968

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Voyager Therapeutics, Inc.	3,264	$29,866
X4 Pharmaceuticals, Inc.	2,090	20,900
XBiotech, Inc.	1,847	19,615
Xencor, Inc.(b)	6,228	186,093
Y-mAbs Therapeutics, Inc.	3,158	82,424
ZIOPHARM Oncology, Inc.	24,098	59,040

		17,854,239

Building Products — 1.5%
AAON, Inc.	5,438	262,764
Advanced Drainage Systems, Inc.	5,775	170,016
American Woodmark Corp.(a)(b)	2,167	98,750
Apogee Enterprises, Inc.	3,538	73,661
Armstrong Flooring, Inc.(a)	2,322	3,320
Builders FirstSource, Inc.(a)	15,173	185,566
Caesarstone Ltd.	3,044	32,175
Cornerstone Building Brands, Inc.(a)(b)	6,120	27,907
CSW Industrials, Inc.(a)(b)	1,955	126,782
Gibraltar Industries, Inc.(a)	4,296	184,384
Griffon Corp.(b)	4,926	62,314
Insteel Industries, Inc.(b)	2,420	32,065
JELD-WEN Holding, Inc.(a)	8,731	84,953
Masonite International Corp.(a)	3,279	155,589
Patrick Industries, Inc.(a)	3,046	85,775
PGT Innovations, Inc.(a)	7,646	64,150
Quanex Building Products Corp.	4,392	44,271
Simpson Manufacturing Co., Inc.	5,904	365,930
Trex Co., Inc.(a)(b)	7,769	622,608
Universal Forest Products, Inc.	7,926	294,768

		2,977,748

Capital Markets — 1.5%
Ares Management Corp.	9,536	294,948
Artisan Partners Asset Management, Inc., Class A	6,573	141,254
Assetmark Financial Holdings, Inc.(a)	1,850	37,721
Associated Capital Group, Inc., Class A	300	9,180
B. Riley Financial, Inc.	2,716	50,029
Blucora, Inc.(a)	6,509	78,433
Brightsphere Investment Group, Inc.(b)	8,750	55,912
Cohen & Steers, Inc.	3,016	137,077
Cowen, Inc., Class A(a)	3,877	37,452
Diamond Hill Investment Group, Inc.	433	39,074
Donnelley Financial Solutions, Inc.(a)	4,471	23,562
Federated Hermes, Inc., Class B	12,836	244,526
Focus Financial Partners, Inc., Class A(a)(b)	4,096	94,249
GAIN Capital Holdings, Inc.	2,657	14,826
GAMCO Investors, Inc., Class A	630	6,924
Greenhill & Co., Inc.	1,834	18,047
Hamilton Lane, Inc., Class A	2,941	162,667
Houlihan Lokey, Inc.(b)	5,591	291,403
INTL. FCStone, Inc.(a)(b)	2,051	74,369
Moelis & Co., Class A	6,267	176,103
Oppenheimer Holdings, Inc., Class A	1,284	25,372
Piper Sandler Cos.(b)	1,666	84,250
PJT Partners, Inc., Class A	2,939	127,523
Pzena Investment Management, Inc., Class A	2,576	11,489
Safeguard Scientifics, Inc.(a)	2,163	12,005
Sculptor Capital Management, Inc., Class A	2,284	30,925
Siebert Financial Corp.(a)	1,073	7,747
Silvercrest Asset Management Group, Inc., Class A	1,176	11,125
Stifel Financial Corp.	8,692	358,806
Value Line, Inc.	109	3,526
Virtus Investment Partners, Inc.	833	63,400

Security	Shares	Value

Capital Markets (continued)
Waddell & Reed Financial, Inc., Class A	8,775	$99,859
Westwood Holdings Group, Inc.	1,082	19,811
WisdomTree Investments, Inc.(b)	18,061	42,082

		2,885,676

Chemicals — 1.7%
Advanced Emissions Solutions, Inc.(b)	2,446	16,070
AdvanSix, Inc.(a)	3,504	33,428
American Vanguard Corp.	3,869	55,946
Amyris, Inc.(a)	7,558	19,349
Balchem Corp.	4,247	419,264
Chase Corp.	962	79,163
Ferro Corp.(a)(b)	10,643	99,619
Flotek Industries, Inc.(a)(b)	7,476	6,654
FutureFuel Corp.	3,429	38,645
GCP Applied Technologies, Inc.(a)	7,128	126,878
Hawkins, Inc.	1,286	45,782
HB Fuller Co.	6,610	184,617
Ingevity Corp.(a)(b)	5,597	197,014
Innospec, Inc.	3,236	224,870
Intrepid Potash, Inc.(a)(b)	12,511	10,009
Koppers Holdings, Inc.(a)	2,536	31,370
Kraton Corp.(a)	4,302	34,846
Kronos Worldwide, Inc.(b)	3,186	26,890
Livent Corp.(a)(b)	19,676	103,299
LSB Industries, Inc.(a)(b)	2,515	5,282
Marrone Bio Innovations, Inc.(a)	8,606	7,030
Minerals Technologies, Inc.	4,401	159,580
OMNOVA Solutions, Inc.(a)	5,813	58,944
Orion Engineered Carbons SA	8,050	60,053
PolyOne Corp.	12,141	230,315
PQ Group Holdings, Inc.(a)	5,187	56,538
Quaker Chemical Corp.(b)	1,736	219,222
Rayonier Advanced Materials, Inc.	6,728	7,132
Schulman A, Inc., CVR(a)(c)	4,294	1,859
Sensient Technologies Corp.	5,640	245,396
Stepan Co.	2,718	240,434
Trecora Resources(a)	2,581	15,357
Tredegar Corp.	3,437	53,720
Trinseo SA	5,229	94,697
Tronox Holdings plc, Class A(b)	12,361	61,558
Valhi, Inc.(b)	4,603	4,741

		3,275,571

Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	8,863	215,903
ACCO Brands Corp.(b)	12,423	62,736
Advanced Disposal Services, Inc.(a)(b)	9,677	317,406
Brady Corp., Class A	6,361	287,072
BrightView Holdings, Inc.(a)	4,249	46,994
Brink’s Co. (The)	6,579	342,437
Casella Waste Systems, Inc., Class A(a)(b)	6,091	237,914
CECO Environmental Corp.(a)	4,116	19,222
Charah Solutions, Inc.(a)	1,247	2,132
Cimpress plc(a)	2,471	131,457
CompX International, Inc.	284	4,317
Covanta Holding Corp.(b)	15,360	131,328
Deluxe Corp.(b)	5,617	145,649
Ennis, Inc.(b)	3,378	63,439
Harsco Corp.(a)	10,381	72,356
Healthcare Services Group, Inc.(b)	9,823	234,868
Heritage-Crystal Clean, Inc.(a)	2,118	34,396
Herman Miller, Inc.	7,844	174,137
HNI Corp.	5,565	140,182
Interface, Inc.	7,817	59,097

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Kimball International, Inc., Class B	4,802	$57,192
Knoll, Inc.	6,677	68,907
Matthews International Corp., Class A	3,905	94,462
McGrath RentCorp	3,184	166,778
Mobile Mini, Inc.(b)	5,841	153,209
MSA Safety, Inc.(b)	4,668	472,402
NL Industries, Inc.(a)	1,105	3,293
PICO Holdings, Inc.(a)	2,314	18,003
Pitney Bowes, Inc.	21,971	44,821
Quad/Graphics, Inc.(b)	4,149	10,455
RR Donnelley & Sons Co.(b)	9,380	8,991
SP Plus Corp.(a)	3,006	62,374
Steelcase, Inc., Class A	11,753	116,002
Team, Inc.(a)	3,929	25,538
Tetra Tech, Inc.	7,215	509,523
UniFirst Corp.(b)	2,015	304,446
US Ecology, Inc.(b)	3,253	98,891
Viad Corp.	2,703	57,385
VSE Corp.	1,151	18,865

		5,014,579

Communications Equipment — 1.3%
Acacia Communications, Inc.(a)	5,014	336,841
ADTRAN, Inc.(b)	6,361	48,852
Applied Optoelectronics, Inc.(a)	2,492	18,914
CalAmp Corp.(a)	4,560	20,520
Calix, Inc.(a)	6,371	45,107
Cambium Networks Corp.(a)	582	3,259
Casa Systems, Inc.(a)	4,450	15,575
Clearfield, Inc.(a)	1,604	19,007
Comtech Telecommunications Corp.	3,244	43,113
DASAN Zhone Solutions, Inc.(a)	917	3,842
Digi International, Inc.(a)	3,731	35,594
Extreme Networks, Inc.(a)	16,157	49,925
Harmonic, Inc.(a)(b)	11,731	67,571
Infinera Corp.(a)(b)	23,791	126,092
Inseego Corp.(a)	5,969	37,187
InterDigital, Inc.	4,152	185,304
KVH Industries, Inc.(a)	2,325	21,925
Lumentum Holdings, Inc.(a)	9,895	729,262
NETGEAR, Inc.(a)	3,966	90,583
NetScout Systems, Inc.(a)(b)	9,306	220,273
Plantronics, Inc.(b)	4,553	45,803
Ribbon Communications, Inc.(a)(b)	8,090	24,513
TESSCO Technologies, Inc.	827	4,044
Viavi Solutions, Inc.(a)(b)	30,602	343,048

		2,536,154

Construction & Engineering — 1.1%
Aegion Corp.(a)	3,908	70,070
Ameresco, Inc., Class A(a)	2,963	50,460
Arcosa, Inc.(b)	6,434	255,687
Argan, Inc.	1,944	67,204
Comfort Systems USA, Inc.	4,842	176,975
Concrete Pumping Holdings, Inc.(a)	3,151	9,012
Construction Partners, Inc., Class A(a)	2,350	39,692
Dycom Industries, Inc.(a)(b)	4,113	105,498
EMCOR Group, Inc.	7,355	451,009
Granite Construction, Inc.(b)	6,341	96,256
Great Lakes Dredge & Dock Corp.(a)	8,174	67,844
IES Holdings, Inc.(a)	1,029	18,162
MasTec, Inc.(a)	7,990	261,513
MYR Group, Inc.(a)	2,137	55,968
Northwest Pipe Co.(a)	1,280	28,480
NV5 Global, Inc.(a)	1,374	56,732

Security	Shares	Value

Construction & Engineering (continued)
Primoris Services Corp.	5,960	$94,764
Sterling Construction Co., Inc.(a)	3,409	32,386
Tutor Perini Corp.(a)	5,387	36,201
WillScot Corp.(a)(b)	6,954	70,444

		2,044,357

Construction Materials — 0.2%
Forterra, Inc.(a)	2,711	16,212
Summit Materials, Inc., Class A(a)	14,979	224,685
United States Lime & Minerals, Inc.	275	20,309
US Concrete, Inc.(a)(b)	2,136	38,747

		299,953

Consumer Finance — 0.6%
Curo Group Holdings Corp.(a)	2,345	12,429
Elevate Credit, Inc.(a)	3,330	3,463
Encore Capital Group, Inc.(a)	4,056	94,829
Enova International, Inc.(a)	4,153	60,177
EZCORP, Inc., Class A(a)(b)	6,650	27,731
FirstCash, Inc.	5,478	392,992
Green Dot Corp., Class A(a)	6,383	162,064
LendingClub Corp.(a)	8,925	70,061
Medallion Financial Corp.(a)	2,719	5,057
Nelnet, Inc., Class A	2,325	105,578
Oportun Financial Corp.(a)	967	10,202
PRA Group, Inc.(a)	5,951	164,962
Regional Management Corp.(a)	1,205	16,460
World Acceptance Corp.(a)(b)	729	39,811

		1,165,816

Containers & Packaging — 0.1%
Greif, Inc., Class A	3,367	104,680
Greif, Inc., Class B	766	30,686
Myers Industries, Inc.	4,675	50,256
UFP Technologies, Inc.(a)	876	33,367

		218,989

Distributors — 0.1%
Core-Mark Holding Co., Inc.(b)	6,062	173,191
Funko, Inc., Class A(a)	3,107	12,397
Greenlane Holdings, Inc., Class A(a)	840	1,445
Weyco Group, Inc.	783	15,793

		202,826

Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.(a)	6,917	185,306
American Public Education, Inc.(a)	1,938	46,376
Carriage Services, Inc.	2,185	35,288
Chegg, Inc.(a)	15,686	561,245
Collectors Universe, Inc.	1,268	19,870
Houghton Mifflin Harcourt Co.(a)	13,742	25,835
K12, Inc.(a)	5,218	98,412
Laureate Education, Inc., Class A(a)(b)	14,949	157,114
OneSpaWorld Holdings Ltd.(a)	6,105	24,786
Perdoceo Education Corp.(a)	8,955	96,624
Regis Corp.(a)	3,106	18,357
Select Interior Concepts, Inc., Class A(a)	2,865	5,931
Strategic Education, Inc.	2,832	395,800
WW International, Inc.(a)(b)	6,330	107,040

		1,777,984

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 0.3%
Alerus Financial Corp.	439	$7,252
Banco Latinoamericano de Comercio Exterior
SA, Class E(b)	4,064	41,900
Cannae Holdings, Inc.(a)(b)	9,728	325,791
FGL Holdings	19,319	189,326
GWG Holdings, Inc.(a)	366	3,719
Marlin Business Services Corp.	1,178	13,158
On Deck Capital, Inc.(a)	9,007	13,871

		595,017

Diversified Telecommunication Services — 0.8%
Anterix, Inc.(a)	1,379	62,979
ATN International, Inc.	1,441	84,601
Bandwidth, Inc., Class A(a)	2,105	141,645
Cincinnati Bell, Inc.(a)	6,454	94,487
Cogent Communications Holdings, Inc.	5,642	462,475
Consolidated Communications Holdings, Inc.	9,318	42,397
Frontier Communications Corp.(b)	13,854	5,264
IDT Corp., Class B(a)	2,243	12,157
Intelsat SA(a)	9,064	13,868
Iridium Communications, Inc.(a)(b)	13,183	294,376
Ooma, Inc.(a)	2,658	31,710
ORBCOMM, Inc.(a)	9,715	23,705
Pareteum Corp.(a)	14,492	5,971
Vonage Holdings Corp.(a)	30,141	217,919

		1,493,554

Electric Utilities — 1.2%
ALLETE, Inc.(b)	6,847	415,476
El Paso Electric Co.	5,348	363,450
Genie Energy Ltd., Class B(b)	1,936	13,900
MGE Energy, Inc.	4,646	304,174
Otter Tail Corp.(b)	5,249	233,371
PNM Resources, Inc.(b)	10,483	398,354
Portland General Electric Co.	11,877	569,383
Spark Energy, Inc., Class A(b)	1,626	10,195

		2,308,303

Electrical Equipment — 1.1%
Allied Motion Technologies, Inc.	928	21,994
American Superconductor Corp.(a)(b)	2,806	15,377
Atkore International Group, Inc.(a)	6,220	131,055
AZZ, Inc.	3,372	94,821
Bloom Energy Corp., Class A(a)	7,432	38,869
Encore Wire Corp.	2,704	113,541
Energous Corp.(a)(b)	4,035	2,998
EnerSys	5,681	281,323
Generac Holdings, Inc.(a)	8,104	755,050
Plug Power, Inc.(a)	39,293	139,097
Powell Industries, Inc.(b)	1,149	29,495
Preformed Line Products Co.	373	18,587
Sunrun, Inc.(a)	14,947	150,965
Thermon Group Holdings, Inc.(a)	4,303	64,846
TPI Composites, Inc.(a)	3,894	57,553
Vicor Corp.(a)	2,319	103,288
Vivint Solar, Inc.(a)	5,873	25,665

		2,044,524

Electronic Equipment, Instruments & Components — 2.9%
Airgain, Inc.(a)	1,240	9,164
Akoustis Technologies, Inc.(a)(b)	4,135	22,205
Anixter International, Inc.(a)	4,057	356,489
Arlo Technologies, Inc.(a)	10,089	24,516
Badger Meter, Inc.(b)	3,813	204,377

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Bel Fuse, Inc., Class B	1,475	$14,366
Belden, Inc.	5,102	184,080
Benchmark Electronics, Inc.(b)	4,914	98,231
Coda Octopus Group, Inc.(a)	614	3,445
CTS Corp.	4,344	108,122
Daktronics, Inc.(b)	4,775	23,541
ePlus, Inc.(a)	1,777	111,276
Fabrinet(a)(b)	4,821	263,034
FARO Technologies, Inc.(a)	2,254	100,303
Fitbit, Inc., Class A(a)(b)	30,604	203,823
II-VI, Inc.(a)(b)	11,989	341,686
Insight Enterprises, Inc.(a)	4,651	195,947
Iteris, Inc.(a)(b)	5,349	17,117
Itron, Inc.(a)	4,534	253,133
KEMET Corp.	7,578	183,084
Kimball Electronics, Inc.(a)	3,167	34,584
Knowles Corp.(a)	10,730	143,567
Methode Electronics, Inc.(b)	4,812	127,181
MTS Systems Corp.	2,465	55,462
Napco Security Technologies, Inc.(a)	1,561	23,680
nLight, Inc.(a)	4,402	46,177
Novanta, Inc.(a)	4,439	354,587
OSI Systems, Inc.(a)	2,231	153,761
PAR Technology Corp.(a)	1,560	20,062
PC Connection, Inc.	1,532	63,134
Plexus Corp.(a)	3,848	209,947
Rogers Corp.(a)	2,463	232,556
Sanmina Corp.(a)	9,001	245,547
ScanSource, Inc.(a)	3,376	72,213
Tech Data Corp.(a)	4,697	614,602
TTM Technologies, Inc.(a)	13,020	134,627
Vishay Intertechnology, Inc.(b)	17,661	254,495
Vishay Precision Group, Inc.(a)(b)	1,373	27,570
Wrap Technologies, Inc.(a)	1,005	4,281

		5,535,972

Energy Equipment & Services — 0.5%
Archrock, Inc.(b)	17,151	64,488
Cactus, Inc., Class A(a)(b)	6,347	73,625
Covia Holdings Corp.(a)	6,643	3,796
Diamond Offshore Drilling, Inc.(a)	8,606	15,749
DMC Global, Inc.(b)	1,879	43,236
Dril-Quip, Inc.(a)(b)	4,817	146,918
Era Group, Inc.(a)	2,446	13,037
Exterran Corp.(a)	3,860	18,528
Forum Energy Technologies, Inc.(a)	10,760	1,908
Frank’s International NV(a)	14,440	37,400
FTS International, Inc.(a)	4,077	909
Geospace Technologies Corp.(a)	1,756	11,238
Helix Energy Solutions Group, Inc.(a)	18,888	30,976
Independence Contract Drilling, Inc.(a)	243	340
KLX Energy Services Holdings, Inc.(a)	2,946	2,062
Liberty Oilfield Services, Inc., Class A(b)	7,371	19,828
Mammoth Energy Services, Inc.(b)	1,616	1,210
Matrix Service Co.(a)	3,515	33,287
Nabors Industries Ltd.(b)	47,783	18,640
National Energy Services Reunited Corp.(a)	3,128	15,890
Natural Gas Services Group, Inc.(a)	1,654	7,377
NCS Multistage Holdings, Inc.(a)	1,349	863
Newpark Resources, Inc.(a)	11,838	10,619
NexTier Oilfield Solutions, Inc.(a)	21,677	25,362
Nine Energy Service, Inc.(a)	2,255	1,823
Noble Corp. plc(a)(b)	32,761	8,518
Oceaneering International, Inc.(a)(b)	13,187	38,770
Oil States International, Inc.(a)(b)	7,974	16,187

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Pacific Drilling SA(a)	4,018	$1,728
ProPetro Holding Corp.(a)	10,789	26,973
RigNet, Inc.(a)(b)	2,020	3,636
RPC, Inc.	7,902	16,278
SEACOR Holdings, Inc.(a)	2,125	57,290
SEACOR Marine Holdings, Inc.(a)	2,597	11,375
Seadrill Ltd.(a)(b)	7,937	3,413
Select Energy Services, Inc., Class A(a)	8,004	25,853
Smart Sand, Inc.(a)	3,545	3,687
Solaris Oilfield Infrastructure, Inc., Class A(b)	4,133	21,698
TETRA Technologies, Inc.(a)	16,166	5,173
Tidewater, Inc.(a)	5,115	36,214
US Silica Holdings, Inc.	9,965	17,937
US Well Services, Inc.(a)(b)	2,477	743

		894,582

Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A	6,901	21,807
Eros International plc(a)(b)	9,757	16,099
Gaia, Inc.(a)	1,075	9,546
Glu Mobile, Inc.(a)	15,672	98,577
IMAX Corp.(a)	7,122	64,454
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	1,316	25,662
Liberty Media Corp-Liberty Braves, Class C(a)	4,688	89,354
LiveXLive Media, Inc.(a)	3,650	5,767
Marcus Corp. (The)(b)	3,022	37,231
Reading International, Inc., Class A(a)	2,052	7,982

		376,479

Equity Real Estate Investment Trusts (REITs) — 6.9%
Acadia Realty Trust	11,333	140,416
Agree Realty Corp.(b)	5,469	338,531
Alexander & Baldwin, Inc.	8,728	97,928
Alexander’s, Inc.	283	78,094
American Assets Trust, Inc.	6,435	160,875
American Finance Trust, Inc.(b)	14,443	90,269
Armada Hoffler Properties, Inc.	7,445	79,661
Ashford Hospitality Trust, Inc.(b)	13,107	9,689
Bluerock Residential Growth REIT, Inc.	2,866	15,964
Braemar Hotels & Resorts, Inc.	3,885	6,604
BRT Apartments Corp.	1,299	13,315
CareTrust REIT, Inc.	12,506	184,964
CatchMark Timber Trust, Inc., Class A	6,522	47,089
CBL & Associates Properties, Inc.(b)	22,490	4,500
Cedar Realty Trust, Inc.	11,410	10,647
Chatham Lodging Trust	6,324	37,565
CIM Commercial Trust Corp.	1,473	16,336
City Office REIT, Inc.	7,116	51,449
Clipper Realty, Inc.(b)	2,104	10,899
Community Healthcare Trust, Inc.(b)	2,575	98,571
CoreCivic, Inc.	15,608	174,341
CorEnergy Infrastructure Trust, Inc.(b)	1,747	32,110
CorePoint Lodging, Inc.	5,495	21,540
DiamondRock Hospitality Co.	26,809	136,190
Diversified Healthcare Trust(b)	32,026	116,254
Easterly Government Properties, Inc.(b)	9,905	244,059
EastGroup Properties, Inc.	5,077	530,445
Essential Properties Realty Trust, Inc.	12,042	157,268
Farmland Partners, Inc.	3,891	23,618
First Industrial Realty Trust, Inc.	16,675	554,110
Four Corners Property Trust, Inc.	9,263	173,311
Franklin Street Properties Corp.(b)	13,847	79,343
Front Yard Residential Corp.	6,550	78,272
GEO Group, Inc. (The)(b)	15,844	192,663
Getty Realty Corp.	4,442	105,453

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gladstone Commercial Corp.	4,127	$59,264
Gladstone Land Corp.	2,499	29,613
Global Medical REIT, Inc.	4,828	48,859
Global Net Lease, Inc.(b)	11,815	157,967
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	8,429	172,036
Healthcare Realty Trust, Inc.	17,576	490,898
Hersha Hospitality Trust	4,729	16,930
Independence Realty Trust, Inc.	11,955	106,878
Industrial Logistics Properties Trust	8,444	148,108
Innovative Industrial Properties, Inc.(b)	2,148	163,098
Investors Real Estate Trust	1,540	84,700
iStar, Inc.	8,024	85,135
Jernigan Capital, Inc.(b)	2,856	31,302
Kite Realty Group Trust	11,030	104,454
Lexington Realty Trust(b)	31,909	316,856
LTC Properties, Inc.	5,179	160,031
Mack-Cali Realty Corp.	11,395	173,546
Monmouth Real Estate Investment Corp.	12,430	149,781
National Health Investors, Inc.(b)	5,595	277,064
National Storage Affiliates Trust	7,806	231,058
New Senior Investment Group, Inc.(b)	11,263	28,833
NexPoint Residential Trust, Inc.	2,573	64,865
Office Properties Income Trust(b)	6,221	169,528
One Liberty Properties, Inc.	2,167	30,186
Pebblebrook Hotel Trust	17,314	188,549
Pennsylvania REIT(b)	9,137	8,329
Physicians Realty Trust	25,123	350,215
Piedmont Office Realty Trust, Inc., Class A	16,505	291,478
PotlatchDeltic Corp.	8,805	276,389
Preferred Apartment Communities, Inc., Class A	5,865	42,111
PS Business Parks, Inc.	2,673	362,245
QTS Realty Trust, Inc., Class A	7,620	442,036
Retail Opportunity Investments Corp.	15,215	126,132
Retail Value, Inc.	1,977	24,218
Rexford Industrial Realty, Inc.	15,104	619,415
RLJ Lodging Trust	22,508	173,762
RPT Realty	10,536	63,532
Ryman Hospitality Properties, Inc.	6,409	229,763
Sabra Health Care REIT, Inc.	26,337	287,600
Safehold, Inc.(b)	1,697	107,301
Saul Centers, Inc.	1,525	49,928
Seritage Growth Properties, Class A	4,601	41,915
STAG Industrial, Inc.(b)	19,585	441,054
Summit Hotel Properties, Inc.	13,781	58,156
Sunstone Hotel Investors, Inc.(b)	29,885	260,298
Tanger Factory Outlet Centers, Inc.	11,524	57,620
Terreno Realty Corp.(b)	8,704	450,432
UMH Properties, Inc.	4,828	52,432
Uniti Group, Inc.	24,453	147,452
Universal Health Realty Income Trust	1,711	172,486
Urban Edge Properties	15,324	135,004
Urstadt Biddle Properties, Inc., Class A	3,926	55,357
Washington Prime Group, Inc.(b)	24,825	19,987
Washington REIT	10,864	259,324
Whitestone REIT	5,069	31,428
Xenia Hotels & Resorts, Inc.(b)	15,090	155,427

		13,394,708

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	4,260	79,875
BJ’s Wholesale Club Holdings, Inc.(a)(b)	14,714	374,766
Chefs’ Warehouse, Inc. (The)(a)	3,284	33,070
HF Foods Group, Inc.(a)(b)	2,874	24,113
Ingles Markets, Inc., Class A(b)	1,873	67,728

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Natural Grocers by Vitamin Cottage, Inc.(a)(b)	1,090	$9,276
Performance Food Group Co.(a)	15,074	372,629
PriceSmart, Inc.	2,991	157,177
Rite Aid Corp.(a)	7,249	108,735
SpartanNash Co.	4,730	67,734
United Natural Foods, Inc.(a)	7,064	64,847
Village Super Market, Inc., Class A(b)	1,016	24,973
Weis Markets, Inc.	1,268	52,825

		1,437,748

Food Products — 1.5%
Alico, Inc.	686	21,293
B&G Foods, Inc.(b)	8,446	152,788
Bridgford Foods Corp.(a)(b)	221	5,098
Calavo Growers, Inc.	2,126	122,649
Cal-Maine Foods, Inc.(b)	4,181	183,880
Darling Ingredients, Inc.(a)	21,651	415,050
Farmer Brothers Co.(a)	1,530	10,649
Fresh Del Monte Produce, Inc.	4,083	112,732
Freshpet, Inc.(a)	4,564	291,503
Hostess Brands, Inc.(a)	15,770	168,108
J&J Snack Foods Corp.	2,002	242,242
John B Sanfilippo & Son, Inc.	1,140	101,916
Lancaster Colony Corp.	2,492	360,443
Landec Corp.(a)	3,600	31,284
Limoneira Co.(b)	1,944	25,466
Sanderson Farms, Inc.	2,648	326,551
Seneca Foods Corp., Class A(a)	860	34,211
Simply Good Foods Co. (The)(a)	10,983	211,533
Tootsie Roll Industries, Inc.	2,200	79,116

		2,896,512

Gas Utilities — 1.4%
Chesapeake Utilities Corp.	2,129	182,477
New Jersey Resources Corp.(b)	12,569	426,969
Northwest Natural Holding Co.	4,047	249,902
ONE Gas, Inc.	6,912	577,981
RGC Resources, Inc.	1,035	29,943
South Jersey Industries, Inc.(b)	12,331	308,275
Southwest Gas Holdings, Inc.	7,168	498,606
Spire, Inc.	6,571	489,408

		2,763,561

Health Care Equipment & Supplies — 4.6%
Accuray, Inc.(a)(b)	11,846	22,507
Alphatec Holdings, Inc.(a)	5,097	17,585
AngioDynamics, Inc.(a)	4,838	50,460
Antares Pharma, Inc.(a)	21,843	51,550
Apyx Medical Corp.(a)(b)	4,436	15,925
AtriCure, Inc.(a)	5,023	168,723
Atrion Corp.	190	123,500
Avanos Medical, Inc.(a)	6,244	168,151
AxoGen, Inc.(a)	4,502	46,821
Axonics Modulation Technologies, Inc.(a)	2,446	62,153
BioLife Solutions, Inc.(a)	886	8,417
BioSig Technologies, Inc.(a)	2,080	8,715
Cardiovascular Systems, Inc.(a)	4,619	162,635
Cerus Corp.(a)(b)	20,425	94,976
Conformis, Inc.(a)	8,611	5,425
CONMED Corp.	3,596	205,943
CryoLife, Inc.(a)(b)	4,761	80,556
CryoPort, Inc.(a)(b)	4,233	72,257
Cutera, Inc.(a)	1,750	22,855
CytoSorbents Corp.(a)(b)	3,801	29,382

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ElectroCore, Inc.(a)	865	$822
GenMark Diagnostics, Inc.(a)(b)	7,611	31,357
Glaukos Corp.(a)(b)	5,197	160,379
Globus Medical, Inc., Class A(a)(b)	10,028	426,491
Haemonetics Corp.(a)(b)	6,691	666,825
Heska Corp.(a)	948	52,424
Inogen, Inc.(a)(b)	2,377	122,796
Integer Holdings Corp.(a)	4,303	270,487
IntriCon Corp.(a)	1,189	13,995
Invacare Corp.(b)	4,375	32,506
iRadimed Corp.(a)	560	11,956
iRhythm Technologies, Inc.(a)(b)	3,499	284,644
Lantheus Holdings, Inc.(a)(b)	5,154	65,765
LeMaitre Vascular, Inc.	2,137	53,254
LivaNova plc(a)	6,402	289,691
Meridian Bioscience, Inc.	5,517	46,343
Merit Medical Systems, Inc.(a)(b)	7,065	220,781
Mesa Laboratories, Inc.	526	118,923
Misonix, Inc.(a)	1,362	12,830
Natus Medical, Inc.(a)	4,402	101,818
Neogen Corp.(a)(b)	6,892	461,695
Neuronetics, Inc.(a)	1,687	3,188
Nevro Corp.(a)	3,954	395,321
Novocure Ltd.(a)	11,490	773,737
NuVasive, Inc.(a)	6,912	350,162
OraSure Technologies, Inc.(a)	7,886	84,853
Orthofix Medical, Inc.(a)(b)	2,446	68,512
OrthoPediatrics Corp.(a)	1,305	51,730
Pulse Biosciences, Inc.(a)	1,637	11,721
Quidel Corp.(a)	4,751	464,695
Rockwell Medical, Inc.(a)(b)	9,266	18,995
RTI Surgical Holdings, Inc.(a)(b)	7,485	12,799
SeaSpine Holdings Corp.(a)	2,713	22,165
Senseonics Holdings, Inc.(a)(b)	14,434	9,144
Shockwave Medical, Inc.(a)	3,392	112,547
SI-BONE, Inc.(a)	2,510	29,995
Sientra, Inc.(a)(b)	5,194	10,336
Silk Road Medical, Inc.(a)	2,145	67,525
Soliton, Inc.(a)	773	6,261
STAAR Surgical Co.(a)	5,853	188,818
Surmodics, Inc.(a)	1,722	57,377
Tactile Systems Technology, Inc.(a)	2,456	98,633
Tandem Diabetes Care, Inc.(a)	7,414	477,091
TransEnterix, Inc.(a)	1,966	692
TransMedics Group, Inc.(a)	1,899	22,940
Utah Medical Products, Inc.	456	42,887
Vapotherm, Inc.(a)	2,092	39,392
Varex Imaging Corp.(a)	5,069	115,117
ViewRay, Inc.(a)(b)	13,128	32,820
Wright Medical Group NV(a)	16,657	477,223
Zynex, Inc.	2,076	22,981

		8,933,975

Health Care Providers & Services — 2.4%
1Life Healthcare, Inc.(a)	2,542	46,137
Addus HomeCare Corp.(a)	1,661	112,284
Amedisys, Inc.(a)(b)	4,151	761,875
American Renal Associates Holdings, Inc.(a)	2,512	16,604
AMN Healthcare Services, Inc.(a)	6,108	353,103
Apollo Medical Holdings, Inc.(a)	1,198	15,478
Avalon GloboCare Corp.(a)	2,720	4,216
BioTelemetry, Inc.(a)	4,285	165,015
Brookdale Senior Living, Inc.(a)	24,828	77,463
Catasys, Inc.(a)(b)	948	14,438
Community Health Systems, Inc.(a)	10,916	36,459

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
CorVel Corp.(a)	1,147	$62,523
Cross Country Healthcare, Inc.(a)	4,593	30,957
Ensign Group, Inc. (The)	6,656	250,332
Enzo Biochem, Inc.(a)(b)	6,578	16,642
Exagen, Inc.(a)	416	6,631
Genesis Healthcare, Inc.(a)	12,446	10,487
Hanger, Inc.(a)	4,879	76,015
HealthEquity, Inc.(a)	9,152	463,000
Joint Corp. (The)(a)	1,756	19,053
LHC Group, Inc.(a)(b)	3,973	557,015
Magellan Health, Inc.(a)	2,935	141,203
National HealthCare Corp.(b)	1,625	116,561
National Research Corp.(b)	1,618	73,587
Option Care Health, Inc.(a)	4,200	39,774
Owens & Minor, Inc.	8,111	74,216
Patterson Cos., Inc.(b)	11,060	169,107
Pennant Group, Inc. (The)(a)(b)	3,420	48,427
PetIQ, Inc.(a)	2,550	59,237
Progyny, Inc.(a)(b)	1,544	32,717
Providence Service Corp. (The)(a)(b)	1,528	83,857
R1 RCM, Inc.(a)	13,668	124,242
RadNet, Inc.(a)	5,657	59,455
Select Medical Holdings Corp.(a)	14,643	219,645
Surgery Partners, Inc.(a)	3,306	21,588
Tenet Healthcare Corp.(a)	13,692	197,165
Tivity Health, Inc.(a)	6,458	40,621
Triple-S Management Corp., Class B(a)	3,082	43,456
US Physical Therapy, Inc.(b)	1,647	113,643

		4,754,228

Health Care Technology — 1.8%
Allscripts Healthcare Solutions, Inc.(a)	21,537	151,620
Castlight Health, Inc., Class B(a)	13,619	9,848
Computer Programs & Systems, Inc.	1,726	38,403
Evolent Health, Inc., Class A(a)	9,811	53,274
Health Catalyst, Inc.(a)	2,469	64,564
HealthStream, Inc.	3,440	82,388
HMS Holdings Corp.(a)	11,565	292,248
Inovalon Holdings, Inc., Class A(a)(b)	9,518	158,570
Inspire Medical Systems, Inc.(a)	1,806	108,866
Livongo Health, Inc.(a)	6,796	193,890
NextGen Healthcare, Inc.(a)	7,340	76,630
Omnicell, Inc.(a)	5,483	359,575
OptimizeRx Corp.(a)	2,011	18,220
Phreesia, Inc.(a)(b)	3,564	74,951
Schrodinger, Inc.(a)	1,819	78,435
Simulations Plus, Inc.(b)	1,600	55,872
Tabula Rasa HealthCare, Inc.(a)(b)	2,550	133,339
Teladoc Health, Inc.(a)	9,561	1,482,051
Vocera Communications, Inc.(a)	4,159	88,337

		3,521,081

Hotels, Restaurants & Leisure — 1.9%
BBX Capital Corp.	8,715	20,132
Biglari Holdings, Inc., Class B(a)	102	5,243
BJ’s Restaurants, Inc.(b)	2,546	35,364
Bloomin’ Brands, Inc.	11,584	82,710
Bluegreen Vacations Corp.	972	5,618
Boyd Gaming Corp.	10,727	154,683
Brinker International, Inc.(b)	5,036	60,482
Carrols Restaurant Group, Inc.(a)	4,613	8,396
Century Casinos, Inc.(a)	3,588	8,647
Cheesecake Factory, Inc. (The)	5,537	94,572
Churchill Downs, Inc.	4,678	481,600
Chuy’s Holdings, Inc.(a)(b)	2,223	22,386

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.(b)	3,200	$266,304
Dave & Buster’s Entertainment, Inc.(b)	4,108	53,733
Del Taco Restaurants, Inc.(a)	3,868	13,267
Denny’s Corp.(a)	7,710	59,213
Dine Brands Global, Inc.(b)	2,126	60,974
Drive Shack, Inc.(a)	8,029	12,204
El Pollo Loco Holdings, Inc.(a)	2,603	21,995
Eldorado Resorts, Inc.(a)	8,769	126,273
Everi Holdings, Inc.(a)	10,564	34,861
Fiesta Restaurant Group, Inc.(a)(b)	3,154	12,711
Golden Entertainment, Inc.(a)	2,413	15,950
Inspired Entertainment, Inc.(a)	1,142	3,860
J Alexander’s Holdings, Inc.(a)	1,880	7,200
Jack in the Box, Inc.(b)	2,973	104,204
Kura Sushi USA, Inc., Class A(a)	452	5,406
Lindblad Expeditions Holdings, Inc.(a)(b)	3,075	12,823
Marriott Vacations Worldwide Corp.	5,513	306,412
Monarch Casino & Resort, Inc.(a)	1,502	42,161
Nathan’s Famous, Inc.	366	22,326
Noodles & Co.(a)	3,878	18,265
Papa John’s International, Inc.	2,949	157,388
Penn National Gaming, Inc.(a)	14,623	184,981
PlayAGS, Inc.(a)	3,591	9,516
Potbelly Corp.(a)	3,040	9,394
RCI Hospitality Holdings, Inc.	1,101	10,977
Red Lion Hotels Corp.(a)	3,230	4,716
Red Robin Gourmet Burgers, Inc.(a)	1,725	14,697
Red Rock Resorts, Inc., Class A	9,491	81,148
Ruth’s Hospitality Group, Inc.	3,835	25,618
Scientific Games Corp., Class A(a)	7,587	73,594
SeaWorld Entertainment, Inc.(a)	6,391	70,429
Shake Shack, Inc., Class A(a)(b)	3,792	143,110
Target Hospitality Corp.(a)(b)	4,408	8,772
Texas Roadhouse, Inc.	8,791	363,068
Twin River Worldwide Holdings, Inc.(a)	2,322	30,209
Wingstop, Inc.	3,906	311,308

		3,678,900

Household Durables — 1.5%
Bassett Furniture Industries, Inc.	1,195	6,513
Beazer Homes USA, Inc.(a)	3,883	25,006
Casper Sleep, Inc.(a)	830	3,561
Cavco Industries, Inc.(a)(b)	1,141	165,376
Century Communities, Inc.(a)	3,730	54,122
Ethan Allen Interiors, Inc.(b)	3,176	32,459
Flexsteel Industries, Inc.(b)	891	9,765
GoPro, Inc., Class A(a)	16,564	43,398
Green Brick Partners, Inc.(a)	2,967	23,884
Hamilton Beach Brands Holding Co., Class A	1,018	9,681
Helen of Troy Ltd.(a)(b)	3,311	476,883
Hooker Furniture Corp.	1,537	23,993
Installed Building Products, Inc.(a)	2,955	117,816
iRobot Corp.(a)	3,712	151,821
KB Home	11,411	206,539
La-Z-Boy, Inc.	6,025	123,814
Legacy Housing Corp.(a)(b)	610	5,642
LGI Homes, Inc.(a)	2,618	118,203
Lifetime Brands, Inc.	1,738	9,820
Lovesac Co. (The)(a)	1,244	7,252
M/I Homes, Inc.(a)	3,678	60,797
MDC Holdings, Inc.	6,701	155,463
Meritage Homes Corp.(a)	4,790	174,883
Purple Innovation, Inc.(a)	885	5,027
Skyline Champion Corp.	6,567	102,971
Sonos, Inc.(a)	10,472	88,803

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Taylor Morrison Home Corp., Class A(a)(b)	17,402	$191,422
TopBuild Corp.(a)	4,455	319,156
TRI Pointe Group, Inc.(a)	18,422	161,561
Tupperware Brands Corp.	6,622	10,728
Universal Electronics, Inc.(a)	1,789	68,644
ZAGG, Inc.(a)	3,629	11,286

		2,966,289

Household Products — 0.3%
Central Garden & Pet Co.(a)	1,288	35,420
Central Garden & Pet Co., Class A(a)(b)	5,375	137,439
Oil-Dri Corp. of America	656	21,937
WD-40 Co.(b)	1,836	368,760

		563,556

Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp.(a)	13,466	28,817
Clearway Energy, Inc.	15,130	276,904
Ormat Technologies, Inc.	5,260	355,891
Sunnova Energy International, Inc.(a)(b)	4,170	41,992
TerraForm Power, Inc., Class A	10,406	164,103

		867,707

Industrial Conglomerates — 0.1%
Raven Industries, Inc.	4,775	101,373

Insurance — 2.7%
Ambac Financial Group, Inc.(a)	6,015	74,225
American Equity Investment Life Holding Co.(b)	11,761	221,107
AMERISAFE, Inc.(b)	2,537	163,560
Argo Group International Holdings Ltd.	4,273	158,357
Benefytt Technologies, Inc.(a)(b)	1,333	29,846
BRP Group, Inc., Class A(a)	2,322	24,497
Citizens, Inc.(a)(b)	6,570	42,836
CNO Financial Group, Inc.	19,385	240,180
Crawford & Co., Class A	2,073	14,926
Donegal Group, Inc., Class A	1,325	20,140
eHealth, Inc.(a)	3,022	425,558
Employers Holdings, Inc.	4,181	169,372
Enstar Group Ltd.(a)(b)	1,530	243,347
FBL Financial Group, Inc., Class A	1,313	61,278
FedNat Holding Co.	1,409	16,175
Genworth Financial, Inc., Class A(a)	66,987	222,397
Global Indemnity Ltd.	1,088	27,744
Goosehead Insurance, Inc., Class A(b)	1,510	67,391
Greenlight Capital Re Ltd., Class A(a)(b)	3,963	23,580
Hallmark Financial Services, Inc.(a)(b)	1,903	7,688
HCI Group, Inc.	784	31,556
Heritage Insurance Holdings, Inc.	3,616	38,727
Horace Mann Educators Corp.(b)	5,465	199,964
Independence Holding Co.	675	17,253
Investors Title Co.(b)	172	22,016
James River Group Holdings Ltd.	3,914	141,843
Kinsale Capital Group, Inc.	2,724	284,740
MBIA, Inc.(a)	10,014	71,500
National General Holdings Corp.	8,893	147,179
National Western Life Group, Inc., Class A	303	52,116
NI Holdings, Inc.(a)(b)	1,375	18,645
Palomar Holdings, Inc.(a)	2,456	142,841
ProAssurance Corp.	7,051	176,275
ProSight Global, Inc.(a)(b)	1,224	11,934
Protective Insurance Corp., Class B	1,163	15,991
RLI Corp.(b)	5,286	464,798
Safety Insurance Group, Inc.	1,948	164,470

Security	Shares	Value

Insurance (continued)
Selective Insurance Group, Inc.(b)	7,713	$383,336
State Auto Financial Corp.	2,240	62,250
Stewart Information Services Corp.	3,161	84,304
Third Point Reinsurance Ltd.(a)	9,835	72,877
Tiptree, Inc.	3,208	16,746
Trupanion, Inc.(a)(b)	3,847	100,138
United Fire Group, Inc.	2,777	90,558
United Insurance Holdings Corp.	2,729	25,216
Universal Insurance Holdings, Inc.	3,968	71,107
Watford Holdings Ltd.(a)	2,332	34,164

		5,196,748

Interactive Media & Services — 0.3%(a)
Cargurus, Inc.	10,028	189,930
Cars.com, Inc.	8,957	38,515
DHI Group, Inc.	6,873	14,846
Eventbrite, Inc., Class A	4,936	36,033
EverQuote, Inc., Class A	1,140	29,925
Liberty TripAdvisor Holdings, Inc., Class A	9,645	17,361
Meet Group, Inc. (The)(b)	9,223	54,139
QuinStreet, Inc.(b)	6,116	49,234
Travelzoo	766	3,010
TrueCar, Inc.	14,047	33,994
Yelp, Inc.(b)	9,125	164,524

		631,511

Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(a)	3,304	43,712
Duluth Holdings, Inc., Class B(a)	1,462	5,863
Groupon, Inc.(a)	61,253	60,040
Lands’ End, Inc.(a)	1,541	8,229
Leaf Group Ltd.(a)	2,590	3,471
Liquidity Services, Inc.(a)	3,160	12,261
PetMed Express, Inc.	2,650	76,267
Quotient Technology, Inc.(a)	10,025	65,162
RealReal, Inc. (The)(a)	6,751	47,325
Rubicon Project, Inc. (The)(a)	6,457	35,836
Shutterstock, Inc.	2,507	80,625
Stamps.com, Inc.(a)	2,188	284,615
Stitch Fix, Inc., Class A(a)	5,395	68,516
Waitr Holdings, Inc.(a)	7,065	8,690

		800,612

IT Services — 2.3%
Brightcove, Inc.(a)(b)	5,103	35,568
Cardtronics plc, Class A(a)	4,895	102,403
Cass Information Systems, Inc.(b)	1,904	66,945
Conduent, Inc.(a)	23,405	57,342
CSG Systems International, Inc.(b)	4,325	181,001
Endurance International Group Holdings, Inc.(a)	9,321	17,990
EVERTEC, Inc.	8,019	182,272
Evo Payments, Inc., Class A(a)(b)	5,208	79,682
Exela Technologies, Inc.(a)	6,071	1,245
ExlService Holdings, Inc.(a)	4,462	232,158
GTT Communications, Inc.(a)(b)	4,521	35,942
Hackett Group, Inc. (The)	3,187	40,539
I3 Verticals, Inc., Class A(a)	1,874	35,775
Information Services Group, Inc.(a)	5,071	13,033
International Money Express, Inc.(a)	2,268	20,707
KBR, Inc.	18,851	389,839
Limelight Networks, Inc.(a)(b)	15,343	87,455
LiveRamp Holdings, Inc.(a)	8,832	290,749
ManTech International Corp., Class A	3,567	259,214
MAXIMUS, Inc.	8,402	488,996

11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
NIC, Inc.	8,665	$199,295
Paysign, Inc.(a)	4,001	20,645
Perficient, Inc.(a)	4,252	115,187
Perspecta, Inc.	18,622	339,665
PRGX Global, Inc.(a)	2,445	6,846
Priority Technology Holdings, Inc.(a)(b)	801	1,554
Science Applications International Corp.	7,637	569,949
StarTek, Inc.(a)	2,147	8,073
Sykes Enterprises, Inc.(a)(b)	5,131	139,153
TTEC Holdings, Inc.	2,288	84,015
Tucows, Inc., Class A(a)	1,263	60,952
Unisys Corp.(a)	6,703	82,782
Verra Mobility Corp.(a)(b)	17,017	121,501
Virtusa Corp.(a)	3,746	106,386

		4,474,858

Leisure Products — 0.4%
Acushnet Holdings Corp.	4,608	118,518
American Outdoor Brands Corp.(a)	7,134	59,212
Callaway Golf Co.(b)	12,442	127,157
Clarus Corp.(b)	2,876	28,185
Escalade, Inc.(b)	1,657	9,859
Johnson Outdoors, Inc., Class A(b)	710	44,517
Malibu Boats, Inc., Class A(a)	2,630	75,718
Marine Products Corp.	921	7,442
MasterCraft Boat Holdings, Inc.(a)	2,448	17,870
Sturm Ruger & Co., Inc.	2,233	113,682
Vista Outdoor, Inc.(a)	7,581	66,713
YETI Holdings, Inc.(a)(b)	7,444	145,307

		814,180

Life Sciences Tools & Services — 1.1%
Accelerate Diagnostics, Inc.(a)	3,726	31,038
ChromaDex Corp.(a)(b)	5,926	19,319
Codexis, Inc.(a)	7,145	79,738
Fluidigm Corp.(a)	9,326	23,688
Luminex Corp.(b)	5,583	153,700
Medpace Holdings, Inc.(a)	3,657	268,351
NanoString Technologies, Inc.(a)(b)	4,460	107,263
NeoGenomics, Inc.(a)(b)	12,590	347,610
Pacific Biosciences of California, Inc.(a)(b)	19,248	58,899
Personalis, Inc.(a)(b)	2,265	18,278
Quanterix Corp.(a)	1,749	32,129
Repligen Corp.(a)	6,917	667,767
Syneos Health, Inc.(a)	8,224	324,190

		2,131,970

Machinery — 3.5%
Alamo Group, Inc.	1,291	114,615
Albany International Corp., Class A(b)	4,028	190,645
Altra Industrial Motion Corp.(b)	8,564	149,784
Astec Industries, Inc.	2,871	100,399
Barnes Group, Inc.	6,274	262,441
Blue Bird Corp.(a)	1,933	21,128
Briggs & Stratton Corp.(b)	5,511	9,975
Chart Industries, Inc.(a)	4,794	138,930
CIRCOR International, Inc.(a)	2,639	30,691
Columbus McKinnon Corp.	3,096	77,400
Commercial Vehicle Group, Inc.(a)	3,913	5,909
Douglas Dynamics, Inc.	2,982	105,891
Eastern Co. (The)(b)	730	14,235
Energy Recovery, Inc.(a)	5,077	37,773
Enerpac Tool Group Corp.(b)	7,319	121,129
EnPro Industries, Inc.	2,750	108,845

Security	Shares	Value

Machinery (continued)
ESCO Technologies, Inc.(b)	3,401	$258,170
Evoqua Water Technologies Corp.(a)	10,052	112,683
Federal Signal Corp.(b)	7,958	217,094
Franklin Electric Co., Inc.(b)	6,083	286,692
Gencor Industries, Inc.(a)	1,255	13,177
Gorman-Rupp Co. (The)(b)	2,343	73,125
Graham Corp.(b)	1,423	18,357
Greenbrier Cos., Inc. (The)	4,078	72,344
Helios Technologies, Inc.(b)	3,859	146,333
Hillenbrand, Inc.	9,380	179,252
Hurco Cos., Inc.	896	26,074
Hyster-Yale Materials Handling, Inc.	1,377	55,204
John Bean Technologies Corp.	4,152	308,369
Kadant, Inc.	1,452	108,392
Kennametal, Inc.	10,932	203,554
LB Foster Co., Class A(a)	1,317	16,278
Lindsay Corp.	1,425	130,501
Luxfer Holdings plc(b)	3,655	51,682
Lydall, Inc.(a)	2,247	14,516
Manitowoc Co., Inc. (The)(a)	4,691	39,873
Mayville Engineering Co., Inc.(a)	877	5,376
Meritor, Inc.(a)	9,224	122,218
Miller Industries, Inc.	1,464	41,402
Mueller Industries, Inc.	7,302	174,810
Mueller Water Products, Inc., Class A	20,757	166,264
Navistar International Corp.(a)	6,508	107,317
NN, Inc.	5,677	9,821
Omega Flex, Inc.(b)	370	31,228
Park-Ohio Holdings Corp.(b)	1,153	21,838
Proto Labs, Inc.(a)	3,590	273,307
RBC Bearings, Inc.(a)(b)	3,197	360,590
REV Group, Inc.	3,588	14,962
Rexnord Corp.(a)(b)	14,052	318,559
Spartan Motors, Inc.(b)	4,530	58,482
SPX Corp.(a)	5,760	188,006
SPX FLOW, Inc.(a)	5,574	158,413
Standex International Corp.	1,592	78,040
Tennant Co.	2,395	138,790
Terex Corp.	7,904	113,501
Titan International, Inc.(b)	6,671	10,340
TriMas Corp.(a)	5,908	136,475
Twin Disc, Inc.(a)(b)	1,346	9,395
Wabash National Corp.(b)	6,677	48,208
Watts Water Technologies, Inc., Class A	3,674	311,004
Welbilt, Inc.(a)	17,505	89,801

		6,809,607

Marine — 0.1%
Costamare, Inc.	7,116	32,165
Eagle Bulk Shipping, Inc.(a)	5,652	10,456
Genco Shipping & Trading Ltd.(a)	2,022	12,981
Matson, Inc.	5,658	173,248
Safe Bulkers, Inc.(a)	7,634	9,085
Scorpio Bulkers, Inc.(b)	7,727	19,549

		257,484

Media — 0.7%
Boston Omaha Corp., Class A(a)(b)	1,347	24,394
Cardlytics, Inc.(a)	1,921	67,158
Central European Media Enterprises Ltd., Class A(a)	11,908	37,272
Clear Channel Outdoor Holdings, Inc.(a)	5,317	3,403
comScore, Inc.(a)(b)	6,621	18,671
Cumulus Media, Inc., Class A(a)	1,889	10,238
Daily Journal Corp.(a)	144	32,875

12

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Emerald Holding, Inc.	3,293	$8,529
Entercom Communications Corp., Class A	15,867	27,133
Entravision Communications Corp., Class A	8,032	16,305
EW Scripps Co. (The), Class A	7,392	55,736
Fluent, Inc.(a)	6,226	7,284
Gannett Co., Inc.(b)	15,730	23,280
Gray Television, Inc.(a)(b)	11,790	126,625
Hemisphere Media Group, Inc.(a)	2,141	18,284
Lee Enterprises, Inc.(a)	7,095	6,974
Liberty Latin America Ltd., Class A(a)	6,060	63,751
Liberty Latin America Ltd., Class C(a)	15,153	155,470
Loral Space & Communications, Inc.(a)	1,705	27,706
Marchex, Inc., Class B(a)(b)	4,549	6,596
MDC Partners, Inc., Class A(a)	7,197	10,436
Meredith Corp.(b)	5,174	63,226
MSG Networks, Inc., Class A(a)	5,719	58,334
National CineMedia, Inc.(b)	8,637	28,157
Saga Communications, Inc., Class A	482	13,260
Scholastic Corp.(b)	3,858	98,340
TechTarget, Inc.(a)(b)	3,072	63,314
TEGNA, Inc.	28,698	311,660
Tribune Publishing Co.(a)	2,161	17,526
WideOpenWest, Inc.(a)	3,185	15,161

		1,417,098

Metals & Mining — 1.0%
Allegheny Technologies, Inc.(a)	16,744	142,324
Carpenter Technology Corp.	6,123	119,399
Century Aluminum Co.(a)	6,633	24,011
Cleveland-Cliffs, Inc.(b)	52,513	207,426
Coeur Mining, Inc.(a)	31,820	102,142
Commercial Metals Co.	15,696	247,840
Compass Minerals International, Inc.(b)	4,507	173,384
Gold Resource Corp.	7,798	21,445
Haynes International, Inc.	1,648	33,965
Hecla Mining Co.	68,083	123,911
Kaiser Aluminum Corp.(b)	2,096	145,211
Materion Corp.	2,641	92,461
Novagold Resources, Inc.(a)	30,670	226,345
Olympic Steel, Inc.	1,022	10,578
Ramaco Resources, Inc.(a)	928	2,218
Ryerson Holding Corp.(a)	2,354	12,523
Schnitzer Steel Industries, Inc., Class A	3,479	45,366
SunCoke Energy, Inc.(a)(b)	8,529	32,837
Synalloy Corp.	984	8,590
TimkenSteel Corp.(a)	5,311	17,155
Warrior Met Coal, Inc.	6,753	71,717
Worthington Industries, Inc.	5,148	135,135

		1,995,983

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AG Mortgage Investment Trust, Inc.(b)	4,470	12,248
Anworth Mortgage Asset Corp.(b)	12,933	14,614
Apollo Commercial Real Estate Finance, Inc.	20,686	153,490
Ares Commercial Real Estate Corp.	4,112	28,743
Arlington Asset Investment Corp., Class A	5,008	10,968
ARMOUR Residential REIT, Inc.	7,572	66,709
Blackstone Mortgage Trust, Inc., Class A	16,931	315,255
Capstead Mortgage Corp.	12,221	51,328
Cherry Hill Mortgage Investment Corp.	2,191	13,584
Colony Credit Real Estate, Inc.	10,769	42,430
Dynex Capital, Inc.(b)	2,532	26,434
Ellington Financial, Inc.(b)	5,276	30,126
Exantas Capital Corp.	4,032	11,128
Granite Point Mortgage Trust, Inc.(b)	7,083	35,911

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Great Ajax Corp.	2,191	$13,935
Invesco Mortgage Capital, Inc.	22,060	75,225
KKR Real Estate Finance Trust, Inc.(b)	3,431	51,499
Ladder Capital Corp.	13,928	66,019
New York Mortgage Trust, Inc.(b)	48,478	75,141
Orchid Island Capital, Inc.(b)	8,529	25,161
PennyMac Mortgage Investment Trust	12,843	136,393
Ready Capital Corp.	4,684	33,818
Redwood Trust, Inc.(b)	14,888	75,333
TPG RE Finance Trust, Inc.	6,654	36,530
Western Asset Mortgage Capital Corp.	6,847	15,680

		1,417,702

Multiline Retail — 0.1%(b)
Big Lots, Inc.	5,064	72,010
Dillard’s, Inc., Class A	1,330	49,143
JC Penney Co., Inc.(a)	41,696	15,011

		136,164

Multi-Utilities — 0.7%
Avista Corp.	8,803	374,039
Black Hills Corp.	8,068	516,594
NorthWestern Corp.	6,686	400,023
Unitil Corp.	1,933	101,135

		1,391,791

Oil, Gas & Consumable Fuels — 1.2%
Abraxas Petroleum Corp.(a)(b)	20,376	2,465
Altus Midstream Co.(a)(b)	6,733	5,050
Amplify Energy Corp.	1,547	875
Arch Coal, Inc., Class A(b)	2,007	58,002
Ardmore Shipping Corp.(a)	4,444	23,331
Berry Corp.	8,603	20,733
Bonanza Creek Energy, Inc.(a)	2,503	28,159
Brigham Minerals, Inc., Class A(a)(b)	3,095	25,596
California Resources Corp.(a)(b)	6,549	6,549
Callon Petroleum Co.(a)(b)	52,440	28,732
Chaparral Energy, Inc., Class A(a)	4,210	1,979
Clean Energy Fuels Corp.(a)(b)	18,219	32,430
CNX Resources Corp.(a)(b)	24,816	132,021
Comstock Resources, Inc.(a)(b)	2,053	11,066
CONSOL Energy, Inc.(a)	3,224	11,896
Contura Energy, Inc.(a)	2,568	6,035
CVR Energy, Inc.(b)	3,630	60,004
Delek US Holdings, Inc.(b)	9,851	155,252
Denbury Resources, Inc.(a)(b)	61,047	11,269
DHT Holdings, Inc.(b)	14,560	111,675
Diamond S Shipping, Inc.(a)	3,463	40,898
Dorian LPG Ltd.(a)	3,739	32,567
Earthstone Energy, Inc., Class A(a)	2,843	5,004
Energy Fuels, Inc.(a)	11,654	13,752
Evolution Petroleum Corp.	3,310	8,639
Extraction Oil & Gas, Inc.(a)	11,504	4,855
Falcon Minerals Corp.(a)	5,120	11,008
GasLog Ltd.(b)	5,410	19,584
Golar LNG Ltd.(b)	12,612	99,383
Goodrich Petroleum Corp.(a)	1,356	5,777
Green Plains, Inc.(b)	4,822	23,387
Gulfport Energy Corp.(a)	21,910	9,743
Hallador Energy Co.(b)	2,493	2,366
HighPoint Resources Corp.(a)	14,441	2,744
International Seaways, Inc.(a)	3,396	81,130
Laredo Petroleum, Inc.(a)(b)	24,586	9,338
Magnolia Oil & Gas Corp., Class A(a)	13,573	54,292

13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.(a)	14,781	$36,657
Montage Resources Corp.(a)	2,916	6,561
NACCO Industries, Inc., Class A	496	13,878
NextDecade Corp.(a)	1,214	2,282
Nordic American Tankers Ltd.(b)	18,951	85,848
Northern Oil and Gas, Inc.(a)(b)	37,817	25,076
Oasis Petroleum, Inc.(a)(b)	43,283	15,149
Overseas Shipholding Group, Inc., Class A(a)	9,123	20,709
Panhandle Oil and Gas, Inc., Class A(b)	2,093	7,723
Par Pacific Holdings, Inc.(a)	4,580	32,518
PDC Energy, Inc.(a)	13,314	82,680
Peabody Energy Corp.	8,523	24,717
Penn Virginia Corp.(a)	1,845	5,701
PrimeEnergy Resources Corp.(a)	68	5,032
QEP Resources, Inc.(a)	32,392	10,835
Renewable Energy Group, Inc.(a)(b)	4,902	100,638
REX American Resources Corp.(a)	756	35,162
Ring Energy, Inc.(a)	7,602	5,007
Rosehill Resources, Inc.(a)(b)	1,463	600
SandRidge Energy, Inc.(a)	3,997	3,594
Scorpio Tankers, Inc.(b)	5,870	112,234
SFL Corp. Ltd.(b)	10,822	102,484
SilverBow Resources, Inc.(a)	792	1,956
SM Energy Co.(b)	15,199	18,543
Southwestern Energy Co.(a)	72,361	122,290
Talos Energy, Inc.(a)	2,676	15,387
Teekay Corp.	9,099	28,753
Teekay Tankers Ltd., Class A(a)(b)	3,168	70,456
Tellurian, Inc.(a)	12,799	11,569
Unit Corp.(a)	6,950	1,807
Uranium Energy Corp.(a)(b)	24,505	13,723
W&T Offshore, Inc.(a)(b)	12,348	20,992
Whiting Petroleum Corp.(a)	12,356	8,283
World Fuel Services Corp.	8,467	213,199

		2,419,629

Paper & Forest Products — 0.4%
Boise Cascade Co.	5,163	122,776
Clearwater Paper Corp.(a)(b)	2,145	46,782
Louisiana-Pacific Corp.	14,875	255,553
Neenah, Inc.	2,200	94,886
PH Glatfelter Co.(b)	5,770	70,509
Schweitzer-Mauduit International, Inc.(b)	4,074	113,339
Verso Corp., Class A(a)	4,578	51,640

		755,485

Personal Products — 0.3%
BellRing Brands, Inc., Class A(a)	5,294	90,263
Edgewell Personal Care Co.(a)	7,129	171,666
elf Beauty, Inc.(a)	3,563	35,060
Inter Parfums, Inc.(b)	2,310	107,069
Lifevantage Corp.(a)	1,846	19,014
Medifast, Inc.(b)	1,475	92,188
Nature’s Sunshine Products, Inc.(a)	1,254	10,195
Revlon, Inc., Class A(a)(b)	1,015	11,094
USANA Health Sciences, Inc.(a)(b)	1,669	96,401
Youngevity International, Inc.(a)	1,062	743

		633,693

Pharmaceuticals — 1.9%
AcelRx Pharmaceuticals, Inc.(a)	10,527	12,422
Acer Therapeutics, Inc.(a)	1,275	2,537
Aclaris Therapeutics, Inc.(a)	4,586	4,769
Aerie Pharmaceuticals, Inc.(a)	5,718	77,193

Security	Shares	Value

Pharmaceuticals (continued)
Akorn, Inc.(a)(b)	12,399	$6,958
Amneal Pharmaceuticals, Inc.(a)(b)	15,791	54,953
Amphastar Pharmaceuticals, Inc.(a)	4,678	69,422
ANI Pharmaceuticals, Inc.(a)	1,233	50,232
Arvinas, Inc.(a)	2,829	114,009
Assertio Therapeutics, Inc.(a)	8,735	5,678
Axsome Therapeutics, Inc.(a)	3,568	209,905
Baudax Bio, Inc.(a)	1,080	2,678
BioDelivery Sciences International, Inc.(a)	10,900	41,311
Cara Therapeutics, Inc.(a)	5,380	71,070
cbdMD, Inc.(a)	6,795	6,319
Cerecor, Inc.(a)	2,832	7,023
Chiasma, Inc.(a)	4,596	16,775
Collegium Pharmaceutical, Inc.(a)	4,353	71,085
Corcept Therapeutics, Inc.(a)	12,614	149,980
Corium International, Inc., CVR(a)(c)	3,221	580
CorMedix, Inc.(a)	3,152	11,316
Cymabay Therapeutics, Inc.(a)	9,305	13,771
Eloxx Pharmaceuticals, Inc.(a)	2,875	5,635
Endo International plc(a)	29,752	110,082
Evofem Biosciences, Inc.(a)	1,861	9,901
Evolus, Inc.(a)	2,879	11,948
EyePoint Pharmaceuticals, Inc.(a)	8,209	8,373
Fulcrum Therapeutics, Inc.(a)	1,608	19,200
Innoviva, Inc.(a)(b)	8,285	97,432
Intersect ENT, Inc.(a)	4,208	49,865
Intra-Cellular Therapies, Inc.(a)(b)	6,931	106,530
Kala Pharmaceuticals, Inc.(a)	3,181	27,961
Kaleido Biosciences, Inc.(a)	1,552	9,545
Lannett Co., Inc.(a)(b)	4,271	29,683
Liquidia Technologies, Inc.(a)	1,777	8,370
Mallinckrodt plc(a)(b)	11,555	22,879
Marinus Pharmaceuticals, Inc.(a)	10,155	20,615
Menlo Therapeutics, Inc.(a)(b)	5,679	15,220
MyoKardia, Inc.(a)	5,862	274,811
NGM Biopharmaceuticals, Inc.(a)	3,250	40,073
Ocular Therapeutix, Inc.(a)	5,909	29,250
Odonate Therapeutics, Inc.(a)	1,259	34,761
Omeros Corp.(a)	6,809	91,036
Optinose, Inc.(a)	3,372	15,140
Osmotica Pharmaceuticals plc(a)	920	2,926
Pacira BioSciences, Inc.(a)	5,482	183,811
Paratek Pharmaceuticals, Inc.(a)	4,042	12,732
Phathom Pharmaceuticals, Inc.(a)(b)	1,432	36,974
Phibro Animal Health Corp., Class A	2,634	63,664
Prestige Consumer Healthcare, Inc.(a)	6,659	244,252
Reata Pharmaceuticals, Inc., Class A(a)(b)	3,011	434,608
Recro Pharma, Inc.(a)(b)	2,701	22,067
resTORbio, Inc.(a)	2,014	2,074
Revance Therapeutics, Inc.(a)	6,773	100,240
Satsuma Pharmaceuticals, Inc.(a)	219	4,713
SIGA Technologies, Inc.(a)(b)	7,071	33,799
Strongbridge Biopharma plc(a)	4,835	9,138
Supernus Pharmaceuticals, Inc.(a)	6,372	114,632
TherapeuticsMD, Inc.(a)(b)	29,614	31,391
Theravance Biopharma, Inc.(a)(b)	6,465	149,406
Tricida, Inc.(a)(b)	2,949	64,878
Verrica Pharmaceuticals, Inc.(a)	1,555	16,996
WaVe Life Sciences Ltd.(a)	3,046	28,541
Xeris Pharmaceuticals, Inc.(a)(b)	5,664	11,045
Zogenix, Inc.(a)	5,588	138,191
Zynerba Pharmaceuticals, Inc.(a)	2,814	10,778

		3,755,152

14

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 1.5%
Acacia Research Corp.(a)(b)	5,266	$11,691
ASGN, Inc.(a)(b)	6,802	240,247
Barrett Business Services, Inc.	965	38,253
BG Staffing, Inc.(b)	1,420	10,622
CBIZ, Inc.(a)(b)	6,852	143,344
CRA International, Inc.(b)	1,043	34,847
Exponent, Inc.	6,912	497,042
Forrester Research, Inc.	1,475	43,114
Franklin Covey Co.(a)	1,317	20,466
FTI Consulting, Inc.(a)	4,926	589,987
GP Strategies Corp.(a)	1,543	10,045
Heidrick & Struggles International, Inc.	2,480	55,800
Huron Consulting Group, Inc.(a)	2,985	135,400
ICF International, Inc.	2,416	165,979
InnerWorkings, Inc.(a)	6,561	7,676
Insperity, Inc.	4,877	181,912
Kelly Services, Inc., Class A	4,468	56,699
Kforce, Inc.	2,692	68,834
Korn Ferry	7,208	175,299
Mistras Group, Inc.(a)	2,325	9,904
Resources Connection, Inc.	3,958	43,419
TriNet Group, Inc.(a)	5,807	218,692
TrueBlue, Inc.(a)	5,148	65,688
Upwork, Inc.(a)	7,414	47,820
Willdan Group, Inc.(a)	1,339	28,614

		2,901,394

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)	896	6,872
American Realty Investors, Inc.(a)	393	3,631
Consolidated-Tomoka Land Co.	677	30,688
Cushman & Wakefield plc(a)	15,028	176,429
eXp World Holdings, Inc.(a)	2,580	21,827
Forestar Group, Inc.(a)	2,044	21,155
FRP Holdings, Inc.(a)	983	42,269
Griffin Industrial Realty, Inc.	166	5,428
Kennedy-Wilson Holdings, Inc.(b)	16,378	219,793
Marcus & Millichap, Inc.(a)	2,949	79,918
Maui Land & Pineapple Co., Inc.(a)	1,072	11,717
Newmark Group, Inc., Class A	19,400	82,450
Rafael Holdings, Inc., Class B(a)(b)	1,408	18,037
RE/MAX Holdings, Inc., Class A	2,368	51,907
Realogy Holdings Corp.(b)	15,425	46,429
Redfin Corp.(a)	11,955	184,346
RMR Group, Inc. (The), Class A(b)	2,018	54,425
St. Joe Co. (The)(a)	4,444	74,570
Stratus Properties, Inc.(a)(b)	832	14,718
Tejon Ranch Co.(a)	2,793	39,270
Transcontinental Realty Investors, Inc.(a)	82	1,682

		1,187,561

Road & Rail — 0.5%
ArcBest Corp.	3,409	59,726
Avis Budget Group, Inc.(a)	7,658	106,446
Covenant Transportation Group, Inc., Class A(a)	1,638	14,201
Daseke, Inc.(a)(b)	6,707	9,390
Heartland Express, Inc.(b)	6,002	111,457
Hertz Global Holdings, Inc.(a)(b)	13,713	84,746
Marten Transport Ltd.	5,193	106,560
PAM Transportation Services, Inc.(a)	250	7,688
Roadrunner Transportation Systems, Inc.(a)(b)	586	1,494
Saia, Inc.(a)	3,418	251,360
Universal Logistics Holdings, Inc.	965	12,642
US Xpress Enterprises, Inc., Class A(a)	2,495	8,333
Werner Enterprises, Inc.(b)	6,024	218,430

Security	Shares	Value

Road & Rail (continued)
YRC Worldwide, Inc.(a)	4,269	$7,172

		999,645

Semiconductors & Semiconductor Equipment — 3.2%
Adesto Technologies Corp.(a)	3,606	40,351
Advanced Energy Industries, Inc.(a)	5,000	242,450
Alpha & Omega Semiconductor Ltd.(a)	2,486	15,935
Ambarella, Inc.(a)	4,276	207,643
Amkor Technology, Inc.(a)(b)	13,074	101,847
Axcelis Technologies, Inc.(a)	4,256	77,927
AXT, Inc.(a)	4,613	14,808
Brooks Automation, Inc.	9,590	292,495
Cabot Microelectronics Corp.(b)	3,824	436,471
CEVA, Inc.(a)	2,930	73,045
Cirrus Logic, Inc.(a)	7,690	504,695
Cohu, Inc.(b)	5,358	66,332
Diodes, Inc.(a)	5,552	225,606
DSP Group, Inc.(a)	2,886	38,672
Enphase Energy, Inc.(a)	12,170	392,969
FormFactor, Inc.(a)(b)	10,001	200,920
GSI Technology, Inc.(a)	2,022	14,073
Ichor Holdings Ltd.(a)	2,949	56,503
Impinj, Inc.(a)	2,238	37,397
Inphi Corp.(a)	5,929	469,399
Lattice Semiconductor Corp.(a)(b)	16,615	296,079
MACOM Technology Solutions Holdings, Inc.(a)	6,018	113,921
MaxLinear, Inc.(a)	8,814	102,859
NeoPhotonics Corp.(a)	5,049	36,605
NVE Corp.	634	32,987
Onto Innovation, Inc.(a)	6,358	188,642
PDF Solutions, Inc.(a)	3,756	44,020
Photronics, Inc.(a)	8,314	85,302
Power Integrations, Inc.	3,766	332,651
Rambus, Inc.(a)	14,472	160,639
Semtech Corp.(a)	8,772	328,950
Silicon Laboratories, Inc.(a)	5,677	484,873
SiTime Corp.(a)	622	13,541
SMART Global Holdings, Inc.(a)(b)	1,726	41,942
SunPower Corp.(a)	9,698	49,169
Synaptics, Inc.(a)	4,563	264,061
Ultra Clean Holdings, Inc.(a)	5,335	73,623
Veeco Instruments, Inc.(a)	6,420	61,439
Xperi Corp.	6,431	89,455

		6,310,296

Software — 5.1%
8x8, Inc.(a)	12,666	175,551
A10 Networks, Inc.(a)	6,567	40,781
ACI Worldwide, Inc.(a)	15,185	366,718
Agilysys, Inc.(a)	2,787	46,543
Alarm.com Holdings, Inc.(a)	4,846	188,558
Altair Engineering, Inc., Class A(a)	5,323	141,060
American Software, Inc., Class A	3,796	53,941
Appfolio, Inc., Class A(a)	2,099	232,884
Appian Corp.(a)	4,549	183,006
Avaya Holdings Corp.(a)	12,503	101,149
Benefitfocus, Inc.(a)	4,013	35,756
Blackbaud, Inc.(b)	6,504	361,297
Blackline, Inc.(a)(b)	5,698	299,772
Bottomline Technologies DE, Inc.(a)	5,690	208,539
Box, Inc., Class A(a)	19,381	272,109
ChannelAdvisor Corp.(a)	3,719	27,000
Cloudera, Inc.(a)	32,569	256,318
CommVault Systems, Inc.(a)	5,485	222,033
Cornerstone OnDemand, Inc.(a)	7,491	237,839

15

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Digimarc Corp.(a)	1,500	$19,575
Digital Turbine, Inc.(a)	10,404	44,841
Domo, Inc., Class B(a)	2,403	23,886
Ebix, Inc.(b)	3,196	48,515
eGain Corp.(a)	2,825	20,707
Envestnet, Inc.(a)	6,391	343,708
Everbridge, Inc.(a)	4,409	468,941
Five9, Inc.(a)	7,906	604,493
ForeScout Technologies, Inc.(a)	5,707	180,284
GTY Technology Holdings, Inc.(a)	5,229	23,635
Ideanomics, Inc.(a)	16,464	22,062
Intelligent Systems Corp.(a)	910	30,931
j2 Global, Inc.(b)	6,208	464,669
LivePerson, Inc.(a)	8,230	187,233
Majesco(a)	1,107	6,044
MicroStrategy, Inc., Class A(a)	1,091	128,847
Mitek Systems, Inc.(a)	4,222	33,269
MobileIron, Inc.(a)(b)	12,914	49,073
Model N, Inc.(a)	4,362	96,880
OneSpan, Inc.(a)	4,263	77,374
Phunware, Inc.(a)	3,728	2,516
Ping Identity Holding Corp.(a)	1,834	36,717
Progress Software Corp.	6,016	192,512
PROS Holdings, Inc.(a)	4,445	137,928
Q2 Holdings, Inc.(a)	5,771	340,835
QAD, Inc., Class A	1,497	59,775
Qualys, Inc.(a)(b)	4,481	389,802
Rapid7, Inc.(a)	6,497	281,515
Rimini Street, Inc.(a)	2,641	10,802
Rosetta Stone, Inc.(a)	2,853	39,999
SailPoint Technologies Holding, Inc.(a)(b)	11,295	171,910
SecureWorks Corp., Class A(a)	1,136	13,075
SharpSpring, Inc.(a)(b)	1,605	9,726
ShotSpotter, Inc.(a)	1,098	30,173
Sprout Social, Inc., Class A(a)	1,226	19,567
SPS Commerce, Inc.(a)	4,631	215,388
SVMK, Inc.(a)	11,339	153,190
Synchronoss Technologies, Inc.(a)(b)	5,153	15,717
Telaria, Inc.(a)	5,908	35,448
Telenav, Inc.(a)	4,426	19,120
Tenable Holdings, Inc.(a)	5,004	109,387
TiVo Corp.	16,782	118,817
Upland Software, Inc.(a)	3,027	81,184
Varonis Systems, Inc.(a)(b)	3,949	251,433
Verint Systems, Inc.(a)	8,840	380,120
VirnetX Holding Corp.(a)	8,291	45,352
Workiva, Inc.(a)	4,799	155,152
Yext, Inc.(a)(b)	12,892	131,370
Zix Corp.(a)	7,316	31,532
Zuora, Inc., Class A(a)	11,528	92,800

		9,898,683

Specialty Retail — 1.7%
Aaron’s, Inc.	8,994	204,883
Abercrombie & Fitch Co., Class A(b)	8,356	75,956
American Eagle Outfitters, Inc.	20,316	161,512
America’s Car-Mart, Inc.(a)	793	44,686
Asbury Automotive Group, Inc.(a)	2,570	141,941
Ascena Retail Group, Inc.(a)	1,162	1,615
At Home Group, Inc.(a)	6,665	13,463
Barnes & Noble Education, Inc.(a)(b)	4,763	6,478
Bed Bath & Beyond, Inc.	16,229	68,324
Boot Barn Holdings, Inc.(a)(b)	3,725	48,164
Buckle, Inc. (The)(b)	3,825	52,441
Caleres, Inc.(b)	5,246	27,279

Security	Shares	Value

Specialty Retail (continued)
Camping World Holdings, Inc., Class A(b)	4,304	$24,490
Cato Corp. (The), Class A	2,996	31,967
Chico’s FAS, Inc.	15,330	19,776
Children’s Place, Inc. (The)(b)	1,831	35,814
Citi Trends, Inc.	1,484	13,208
Conn’s, Inc.(a)	2,609	10,906
Container Store Group, Inc. (The)(a)	2,426	5,725
Designer Brands, Inc., Class A	8,279	41,229
Express, Inc.(a)	8,759	13,051
GameStop Corp., Class A(b)	8,443	29,550
Genesco, Inc.(a)	1,928	25,720
GNC Holdings, Inc., Class A(a)(b)	10,811	5,061
Group 1 Automotive, Inc.(b)	2,374	105,073
Guess?, Inc.	6,122	41,446
Haverty Furniture Cos., Inc.	2,222	26,420
Hibbett Sports, Inc.(a)	2,336	25,544
Hudson Ltd., Class A(a)(b)	5,283	26,521
J. Jill, Inc.(b)	2,734	1,510
Lithia Motors, Inc., Class A	2,992	244,716
Lumber Liquidators Holdings, Inc.(a)	3,779	17,724
MarineMax, Inc.(a)	2,806	29,239
Michaels Cos., Inc. (The)(a)	9,899	16,036
Monro, Inc.	4,346	190,398
Murphy USA, Inc.(a)	3,845	324,364
National Vision Holdings, Inc.(a)	10,451	202,958
Office Depot, Inc.	72,349	118,652
OneWater Marine, Inc., Class A(a)	604	4,621
Party City Holdco, Inc.(a)	7,527	3,450
Rent-A-Center, Inc.(a)	6,584	93,098
RH(a)	2,242	225,254
RTW RetailWinds, Inc.(a)(b)	4,547	955
Sally Beauty Holdings, Inc.(a)	15,312	123,721
Shoe Carnival, Inc.	1,250	25,962
Signet Jewelers Ltd.	6,729	43,402
Sleep Number Corp.(a)	3,717	71,218
Sonic Automotive, Inc., Class A	3,242	43,054
Sportsman’s Warehouse Holdings, Inc.(a)	5,721	35,241
Tailored Brands, Inc.(b)	6,597	11,479
Tilly’s, Inc., Class A(b)	3,138	12,960
Winmark Corp.	311	39,628
Zumiez, Inc.(a)	2,701	46,781

		3,254,664

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)	15,391	118,665
AstroNova, Inc.	902	7,000
Avid Technology, Inc.(a)	3,792	25,520
Diebold Nixdorf, Inc.(a)(b)	10,128	35,651
Immersion Corp.(a)(b)	4,242	22,737
Sonim Technologies, Inc.(a)	482	337
Stratasys Ltd.(a)	6,698	106,833

		316,743

Textiles, Apparel & Luxury Goods — 0.7%
Centric Brands, Inc.(a)	2,091	2,342
Crocs, Inc.(a)	9,185	156,053
Culp, Inc.(b)	1,410	10,377
Deckers Outdoor Corp.(a)	3,707	496,738
Delta Apparel, Inc.(a)(b)	815	8,484
Fossil Group, Inc.(a)	6,532	21,490
G-III Apparel Group Ltd.(a)(b)	5,890	45,353
Kontoor Brands, Inc.(a)(b)	5,810	111,378
Movado Group, Inc.	2,089	24,692
Oxford Industries, Inc.(b)	2,223	80,606
Rocky Brands, Inc.	943	18,247

16

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Steven Madden Ltd.(b)	11,043	$256,529
Superior Group of Cos., Inc.	1,315	11,125
Unifi, Inc.(a)(b)	1,745	20,155
Vera Bradley, Inc.(a)(b)	3,000	12,360
Vince Holding Corp.(a)	408	1,583
Wolverine World Wide, Inc.	10,598	161,090

		1,438,602

Thrifts & Mortgage Finance — 1.8%
Axos Financial, Inc.(a)(b)	7,696	139,528
Bridgewater Bancshares, Inc.(a)	3,082	30,049
Capitol Federal Financial, Inc.(b)	17,595	204,278
Columbia Financial, Inc.(a)(b)	6,857	98,741
ESSA Bancorp, Inc.(b)	1,222	16,680
Essent Group Ltd.(a)	12,716	334,939
Federal Agricultural Mortgage Corp., Class C	1,192	66,311
First Defiance Financial Corp.	4,804	70,811
Flagstar Bancorp, Inc.	4,616	91,535
FS Bancorp, Inc.	493	17,748
Greene County Bancorp, Inc.(b)	388	9,064
Hingham Institution for Savings	187	27,113
Home Bancorp, Inc.	1,018	24,860
HomeStreet, Inc.(a)	2,666	59,265
Kearny Financial Corp.	10,162	87,292
Luther Burbank Corp.	2,629	24,108
Merchants Bancorp.	1,064	16,151
Meridian Bancorp, Inc.	6,383	71,617
Meta Financial Group, Inc.(b)	4,423	96,068
MMA Capital Holdings, Inc.(a)	637	15,753
Mr Cooper Group, Inc.(a)	10,364	75,968
NMI Holdings, Inc., Class A(a)	8,807	102,249
Northfield Bancorp, Inc.	5,768	64,544
Northwest Bancshares, Inc.	13,361	154,587
OceanFirst Financial Corp.(b)	6,956	110,670
Ocwen Financial Corp.(a)	18,506	9,253
OP Bancorp.	1,864	13,905
PCSB Financial Corp.(b)	2,088	29,211
PDL Community Bancorp(a)	1,335	13,710
PennyMac Financial Services, Inc.	2,351	51,981
Pioneer Bancorp, Inc.(a)(b)	1,483	15,394
Provident Bancorp, Inc.(a)	1,329	11,456
Provident Financial Holdings, Inc.	732	11,148
Provident Financial Services, Inc.	8,238	105,941
Prudential Bancorp, Inc.	1,270	18,796
Radian Group, Inc.	26,717	345,985
Riverview Bancorp, Inc.	3,056	15,311
Southern Missouri Bancorp, Inc.	1,047	25,411
Sterling Bancorp, Inc.	2,419	10,402
Territorial Bancorp, Inc.	1,110	27,250
Timberland Bancorp, Inc.	982	17,961
TrustCo Bank Corp.	12,433	67,263
Velocity Financial, Inc.(a)	769	5,791
Walker & Dunlop, Inc.(b)	3,652	147,066
Washington Federal, Inc.	10,345	268,556
Waterstone Financial, Inc.(b)	3,092	44,958
Western New England Bancorp, Inc.	2,982	20,158
WSFS Financial Corp.	6,622	165,020

		3,451,856

Tobacco — 0.2%
22nd Century Group, Inc.(a)	14,966	11,224
Pyxus International, Inc.(a)(b)	1,261	3,922
Turning Point Brands, Inc.	1,111	23,453
Universal Corp.(b)	3,196	141,295

Security	Shares	Value

Tobacco (continued)
Vector Group Ltd.	14,721	$138,672

		318,566

Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	5,105	233,401
Beacon Roofing Supply, Inc.(a)	7,022	116,144
BlueLinx Holdings, Inc.(a)	1,118	5,534
BMC Stock Holdings, Inc.(a)	8,711	154,446
CAI International, Inc.(a)	2,260	31,956
DXP Enterprises, Inc.(a)	2,165	26,543
EVI Industries, Inc.	557	8,789
Foundation Building Materials, Inc.(a)	2,718	27,968
GATX Corp.(b)	4,662	291,655
General Finance Corp.(a)	1,474	9,198
GMS, Inc.(a)	5,304	83,432
H&E Equipment Services, Inc.	4,251	62,405
Herc Holdings, Inc.(a)	3,208	65,636
Kaman Corp.	3,684	141,723
Lawson Products, Inc.(a)	584	15,604
MRC Global, Inc.(a)	10,472	44,611
NOW, Inc.(a)(b)	14,416	74,386
Rush Enterprises, Inc., Class A(b)	3,719	118,711
Rush Enterprises, Inc., Class B	483	14,736
SiteOne Landscape Supply, Inc.(a)	5,440	400,493
Systemax, Inc.	1,623	28,776
Textainer Group Holdings Ltd.(a)	6,927	56,940
Titan Machinery, Inc.(a)	2,475	21,508
Transcat, Inc.(a)	853	22,604
Triton International Ltd.(b)	7,201	186,290
Veritiv Corp.(a)	1,816	14,274
Willis Lease Finance Corp.(a)	394	10,480

		2,268,243

Water Utilities — 0.7%
American States Water Co.	4,834	395,131
Artesian Resources Corp., Class A	1,099	41,081
Cadiz, Inc.(a)	1,930	22,523
California Water Service Group	6,441	324,111
Consolidated Water Co. Ltd.(b)	1,787	29,307
Global Water Resources, Inc.	1,617	16,477
Middlesex Water Co.	2,283	137,254
Pure Cycle Corp.(a)	2,648	29,525
SJW Group(b)	3,507	202,599
York Water Co. (The)	1,710	74,317

		1,272,325

Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(a)	5,878	62,366
Gogo, Inc.(a)(b)	7,458	15,811
Shenandoah Telecommunications Co.	6,382	314,313
Spok Holdings, Inc.	2,208	23,604

		416,094

Total Common Stocks — 99.0% (Cost: $220,350,866)		192,231,397

17

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies — 0.0%
Ferroglobe Representation & Warranty Insurance Trust — Beneficial Interest Units(c)	10,979	$—

Total Investment Companies — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.0% (Cost: $220,350,866)		192,231,397

Security	Shares	Value

Short-Term Securities — 11.5%(d)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%*	1,278,652	$1,278,652
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 0.27%	50,165	50,165
SL Liquidity Series, LLC, Money Market Series, 0.88%(e)*	20,905,854	20,899,582

Total Short-Term Securities — 11.5% (Cost: $22,239,574)		22,228,399

Total Investments — 110.5% (Cost: $242,590,440)		214,459,796

Liabilities in Excess of Other Assets — (10.5)%		(20,386,765)

Net Assets — 100.0%		$194,073,031

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	3,005,083	—	(1,726,431)	1,278,652	$1,278,652	$8,939		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	41,590,570	—	(20,684,716)	20,905,854	20,899,582	56,895	(c)	(16,935)	(11,400)

					$22,178,234	$65,834		$(16,935)	$(11,400)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

18

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	32	06/19/20	$1,836	$83,404

Glossary of Terms Used in this Report

Portfolio Abbreviations

CVR	Contingent Value Rights

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,662,494	$—	$—	$2,662,494
Air Freight & Logistics	680,060	—	—	680,060
Airlines	508,040	—	—	508,040
Auto Components	1,636,217	—	—	1,636,217
Automobiles	113,103	—	—	113,103
Banks	17,472,424	—	—	17,472,424

19

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund

	Level 1	Level 2	Level 3	Total
Beverages	$702,759	$—	$—	$702,759
Biotechnology	17,854,024	—	215	17,854,239
Building Products	2,977,748	—	—	2,977,748
Capital Markets	2,885,676	—	—	2,885,676
Chemicals	3,273,712	—	1,859	3,275,571
Commercial Services & Supplies	5,014,579	—	—	5,014,579
Communications Equipment	2,536,154	—	—	2,536,154
Construction & Engineering	2,044,357	—	—	2,044,357
Construction Materials	299,953	—	—	299,953
Consumer Finance	1,165,816	—	—	1,165,816
Containers & Packaging	218,989	—	—	218,989
Distributors	202,826	—	—	202,826
Diversified Consumer Services	1,777,984	—	—	1,777,984
Diversified Financial Services	595,017	—	—	595,017
Diversified Telecommunication Services	1,493,554	—	—	1,493,554
Electric Utilities	2,308,303	—	—	2,308,303
Electrical Equipment	2,044,524	—	—	2,044,524
Electronic Equipment, Instruments & Components	5,535,972	—	—	5,535,972
Energy Equipment & Services	894,582	—	—	894,582
Entertainment	376,479	—	—	376,479
Equity Real Estate Investment Trusts (REITs)	13,394,708	—	—	13,394,708
Food & Staples Retailing	1,437,748	—	—	1,437,748
Food Products	2,896,512	—	—	2,896,512
Gas Utilities	2,763,561	—	—	2,763,561
Health Care Equipment & Supplies	8,933,975	—	—	8,933,975
Health Care Providers & Services	4,754,228	—	—	4,754,228
Health Care Technology	3,521,081	—	—	3,521,081
Hotels, Restaurants & Leisure	3,678,900	—	—	3,678,900
Household Durables	2,966,289	—	—	2,966,289
Household Products	563,556	—	—	563,556
Independent Power and Renewable Electricity Producers	867,707	—	—	867,707
Industrial Conglomerates	101,373	—	—	101,373
Insurance	5,196,748	—	—	5,196,748
Interactive Media & Services	631,511	—	—	631,511
Internet & Direct Marketing Retail	800,612	—	—	800,612
IT Services	4,474,858	—	—	4,474,858
Leisure Products	814,180	—	—	814,180
Life Sciences Tools & Services	2,131,970	—	—	2,131,970
Machinery	6,809,607	—	—	6,809,607
Marine	257,484	—	—	257,484
Media	1,417,098	—	—	1,417,098
Metals & Mining	1,995,983	—	—	1,995,983
Mortgage Real Estate Investment Trusts (REITs)	1,417,702	—	—	1,417,702
Multiline Retail	136,164	—	—	136,164
Multi-Utilities	1,391,791	—	—	1,391,791
Oil, Gas & Consumable Fuels	2,419,629	—	—	2,419,629
Paper & Forest Products	755,485	—	—	755,485
Personal Products	633,693	—	—	633,693
Pharmaceuticals	3,754,572	—	580	3,755,152
Professional Services	2,901,394	—	—	2,901,394
Real Estate Management & Development	1,187,561	—	—	1,187,561
Road & Rail	999,645	—	—	999,645
Semiconductors & Semiconductor Equipment	6,310,296	—	—	6,310,296
Software	9,898,683	—	—	9,898,683
Specialty Retail	3,254,664	—	—	3,254,664
Technology Hardware, Storage & Peripherals	316,743	—	—	316,743
Textiles, Apparel & Luxury Goods	1,438,602	—	—	1,438,602
Thrifts & Mortgage Finance	3,451,856	—	—	3,451,856
Tobacco	318,566	—	—	318,566
Trading Companies & Distributors	2,268,243	—	—	2,268,243
Water Utilities	1,272,325	—	—	1,272,325
Wireless Telecommunication Services	416,094	—	—	416,094
Short-Term Securities	1,328,817	—	—	1,328,817

Subtotal	$193,557,560	$—	$2,654	$193,560,214

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Small Cap Index V.I. Fund

	Level 1	Level 2	Level 3	Total
Investments Valued at NAV(a)				20,899,582

Total Investments				$214,459,796
Derivative Financial Instruments (b)
Assets:
Equity contracts	$83,404	$—	$—	$83,404

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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